Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-10.93%
Alphabet, Inc., Class A(b)	2,097	$5,650,429
Frontier Communications Parent, Inc.(b)	56,733	1,696,884
Liberty Broadband Corp., Class C(b)	8,513	1,510,972
Lions Gate Entertainment Corp., Class A(b)(c)	76,791	1,154,169
ROBLOX Corp., Class A(b)	55,466	4,269,773
		14,282,227
Consumer Discretionary-13.71%
Academy Sports & Outdoors, Inc.(b)	15,218	563,827
Buckle, Inc. (The)	12,637	531,765
Camping World Holdings, Inc., Class A(c)	12,715	500,462
Crocs, Inc.(b)	4,908	666,556
Dillard’s, Inc., Class A	3,928	719,885
Everi Holdings, Inc.(b)	26,253	595,681
Foot Locker, Inc.	8,271	471,943
Home Depot, Inc. (The)	9,332	3,062,669
Kontoor Brands, Inc.	7,980	441,932
LKQ Corp.(b)	59,093	2,998,970
Lowe’s Cos., Inc.	15,315	2,951,047
Penske Automotive Group, Inc.	6,052	536,207
Sally Beauty Holdings, Inc.(b)	24,007	454,212
Target Corp.	13,122	3,425,498
		17,920,654
Consumer Staples-5.75%
Altria Group, Inc.	56,246	2,702,058
Bunge Ltd.	4,593	356,555
Coca-Cola Consolidated, Inc.	1,046	417,511
Darling Ingredients, Inc.(b)	5,905	407,858
Kraft Heinz Co. (The)	63,201	2,431,343
Sanderson Farms, Inc.	2,399	448,229
Spectrum Brands Holdings, Inc.	4,524	395,171
United Natural Foods, Inc.(b)	10,944	362,465
		7,521,190
Energy-2.88%
Energy Transfer L.P.	136,793	1,348,779
Kinder Morgan, Inc.	72,971	1,268,236
NuStar Energy L.P.	15,773	261,201
Plains GP Holdings L.P., Class A	26,843	281,583
Transocean Ltd.(b)(c)	79,863	288,306
World Fuel Services Corp.	9,268	319,375
		3,767,480
Financials-11.84%
Ally Financial, Inc.	34,541	1,774,026
Athene Holding Ltd., Class A(b)	6,368	411,500
Brighthouse Financial, Inc.(b)	8,404	361,876
Capital One Financial Corp.	11,554	1,868,282
Discover Financial Services	15,996	1,988,623
Evercore, Inc., Class A	2,705	357,601
First Horizon Corp.	21,168	327,046
Great Western Bancorp, Inc.	12,096	372,557
Hilltop Holdings, Inc.	11,054	350,191
Navient Corp.	22,868	467,193
OneMain Holdings, Inc.	7,152	436,272
PacWest Bancorp	8,990	357,982
Raymond James Financial, Inc.	13,872	1,796,146
Regions Financial Corp.	81,630	1,571,377
Santander Consumer USA Holdings, Inc.	10,593	434,631
StoneX Group, Inc.(b)	5,904	380,985
	Shares	Value
Financials-(continued)
Synchrony Financial	39,525	$1,858,465
Zions Bancorporation N.A.	7,013	365,728
		15,480,481
Health Care-14.44%
AbCellera Biologics, Inc. (Canada)(b)(c)	14,256	216,264
Alignment Healthcare, Inc.(b)(c)	19,333	402,706
Charles River Laboratories International, Inc.(b)	9,017	3,669,198
Community Health Systems, Inc.(b)	34,666	461,751
HCA Healthcare, Inc.	14,135	3,508,307
Innovage Holding Corp.(b)(c)	22,348	376,787
Laboratory Corp. of America Holdings(b)	10,826	3,206,120
Maravai LifeSciences Holdings, Inc., Class A(b)	12,672	557,188
Molina Healthcare, Inc.(b)	1,835	500,973
Myovant Sciences Ltd.(b)(c)	20,368	417,951
Select Medical Holdings Corp.	11,859	467,838
Signify Health, Inc., Class A(b)(c)	19,165	504,423
Tenet Healthcare Corp.(b)	7,319	525,797
Tivity Health, Inc.(b)	18,047	452,619
Waters Corp.(b)	9,252	3,606,522
		18,874,444
Industrials-9.38%
AGCO Corp.	3,475	459,082
Atlas Air Worldwide Holdings, Inc.(b)	6,427	430,416
Beacon Roofing Supply, Inc.(b)	8,427	450,676
Boise Cascade Co.	7,290	372,884
Caterpillar, Inc.	12,317	2,546,540
CNH Industrial N.V. (United Kingdom)	174,377	2,936,509
Herc Holdings, Inc.(b)	4,486	556,443
MYR Group, Inc.(b)	5,774	552,168
Ryder System, Inc.	5,843	444,944
Textainer Group Holdings Ltd. (China)(b)	16,639	537,107
United Rentals, Inc.(b)	9,002	2,966,609
		12,253,378
Information Technology-25.68%
Applied Materials, Inc.	34,637	4,846,755
Arrow Electronics, Inc.(b)	7,616	903,029
Avid Technology, Inc.(b)	31,164	1,165,222
Avnet, Inc.	20,985	867,100
Cambium Networks Corp.(b)	17,225	758,761
Camtek Ltd. (Israel)(b)	26,569	993,681
Conduent, Inc.(b)	130,019	872,428
Dell Technologies, Inc., Class C(b)	47,854	4,623,654
HP, Inc.	149,467	4,315,112
Insight Enterprises, Inc.(b)	9,037	907,134
Nova Ltd. (Israel)(b)	9,490	928,122
NXP Semiconductors N.V. (China)(c)	23,260	4,800,631
ON Semiconductor Corp.(b)	23,874	932,519
SYNNEX Corp.	7,415	886,389
Texas Instruments, Inc.	25,236	4,810,486
TTEC Holdings, Inc.	9,158	957,011
		33,568,034
Materials-2.83%
Freeport-McMoRan, Inc.	70,145	2,672,525
Louisiana-Pacific Corp.	6,312	349,937
Resolute Forest Products, Inc.	28,096	335,466
Trinseo S.A.	6,334	344,316
		3,702,244
Utilities-2.53%
AES Corp. (The)	18,500	438,450
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	48,579	$2,273,497
NRG Energy, Inc.	14,314	590,310
		3,302,257
Total Common Stocks & Other Equity Interests (Cost $122,938,596)		130,672,389
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $124,135)	124,135	124,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $123,062,731)		130,796,524
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.99%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,958,443	$1,958,443
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,567,873	4,569,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,528,143)		6,528,143
TOTAL INVESTMENTS IN SECURITIES-105.06% (Cost $129,590,874)		137,324,667
OTHER ASSETS LESS LIABILITIES-(5.06)%		(6,611,540)
NET ASSETS-100.00%		$130,713,127

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,010	$649,622	$(631,497)	$-	$-	$124,135	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,477,964	8,685,169	(11,204,690)	-	-	1,958,443	56*
Invesco Private Prime Fund	6,716,946	19,468,076	(21,615,322)	-	-	4,569,700	1,135*
Total	$11,300,920	$28,802,867	$(33,451,509)	$-	$-	$6,652,278	$1,197

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-8.58%
Activision Blizzard, Inc.	43,361	$3,625,847
Alphabet, Inc., Class A(b)	16,012	43,144,814
Alphabet, Inc., Class C(b)	15,476	41,853,604
Altice USA, Inc., Class A(b)	75,176	2,310,158
AMC Networks, Inc., Class A(b)(c)	13,462	673,638
AT&T, Inc.	2,900,553	81,360,512
Charter Communications, Inc., Class A(b)	20,245	15,063,292
Cinemark Holdings, Inc.(b)(c)	47,506	737,768
Comcast Corp., Class A	835,733	49,166,172
Discovery, Inc., Class A(b)(c)	22,101	641,150
Discovery, Inc., Class C(b)	44,218	1,198,750
DISH Network Corp., Class A(b)	82,775	3,467,445
Electronic Arts, Inc.	19,935	2,869,843
Facebook, Inc., Class A(b)	123,650	44,056,495
Fox Corp., Class A	78,150	2,786,829
Fox Corp., Class B	36,784	1,222,700
Gray Television, Inc.	31,772	704,385
iHeartMedia, Inc., Class A(b)	48,623	1,256,905
Interpublic Group of Cos., Inc. (The)	99,934	3,533,666
Liberty Broadband Corp., Class A(b)(c)	1,470	252,355
Liberty Broadband Corp., Class C(b)	8,201	1,455,596
Liberty Global PLC, Class A (United Kingdom)(b)	82,656	2,219,314
Liberty Global PLC, Class C (United Kingdom)(b)	173,602	4,662,950
Liberty Latin America Ltd., Class A (Chile)(b)	14,237	194,335
Liberty Latin America Ltd., Class C (Chile)(b)(c)	47,512	657,091
Liberty Media Corp.-Liberty Formula One, Class A(b)	3,163	131,138
Liberty Media Corp.-Liberty Formula One, Class C(b)	25,149	1,180,243
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	21,874	1,021,297
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	46,677	2,156,477
Lions Gate Entertainment Corp., Class A(b)(c)	16,293	244,884
Lions Gate Entertainment Corp., Class B(b)	31,486	420,653
Live Nation Entertainment, Inc.(b)	13,685	1,079,610
Lumen Technologies, Inc.	762,924	9,513,662
Match Group, Inc.(b)(c)	5,615	894,301
Meredith Corp.(b)	25,749	1,123,686
Netflix, Inc.(b)	6,819	3,529,310
News Corp., Class A	72,730	1,791,340
News Corp., Class B	22,467	528,199
Nexstar Media Group, Inc., Class A	7,398	1,088,024
Omnicom Group, Inc.	65,386	4,761,409
Sinclair Broadcast Group, Inc., Class A(c)	19,987	565,432
Spotify Technology S.A.(b)	2,145	490,497
Take-Two Interactive Software, Inc.(b)	5,126	888,951
TEGNA, Inc.	51,679	915,752
Telephone & Data Systems, Inc.	64,151	1,433,775
T-Mobile US, Inc.(b)	66,684	9,603,830
Twitter, Inc.(b)	28,865	2,013,334
Verizon Communications, Inc.	1,153,857	64,362,143
ViacomCBS, Inc., Class B	88,678	3,629,591
Walt Disney Co. (The)(b)	176,874	31,133,361
Yandex N.V., Class A (Russia)(b)	13,936	946,672
Zillow Group, Inc., Class A(b)(c)	1,110	118,914
Zillow Group, Inc., Class C(b)(c)	2,643	280,845
		454,962,944
	Shares	Value
Consumer Discretionary-9.72%
Abercrombie & Fitch Co., Class A(b)	28,214	$1,066,771
Adient PLC(b)	49,032	2,065,718
Advance Auto Parts, Inc.	11,284	2,392,885
Amazon.com, Inc.(b)	13,200	43,924,188
American Axle & Manufacturing Holdings, Inc.(b)	114,838	1,112,780
American Eagle Outfitters, Inc.(c)	38,216	1,317,306
Aptiv PLC(b)	22,818	3,807,183
Aramark	67,933	2,386,486
Asbury Automotive Group, Inc.(b)	7,529	1,546,908
Autoliv, Inc. (Sweden)	21,172	2,135,831
AutoNation, Inc.(b)(c)	33,337	4,044,778
AutoZone, Inc.(b)	2,785	4,521,642
Bath & Body Works, Inc.	77,879	6,235,772
Best Buy Co., Inc.	54,698	6,145,320
Big Lots, Inc.(c)	15,168	873,828
Bloomin’ Brands, Inc.(b)	27,511	691,351
Booking Holdings, Inc.(b)	2,654	5,781,102
BorgWarner, Inc.	60,284	2,952,710
Bright Horizons Family Solutions, Inc.(b)	3,665	547,918
Brinker International, Inc.(b)(c)	9,890	537,423
Brunswick Corp.	11,718	1,223,359
Burlington Stores, Inc.(b)	5,161	1,727,903
Capri Holdings Ltd.(b)	32,645	1,838,240
CarMax, Inc.(b)	31,851	4,266,441
Carnival Corp.(b)(c)	191,547	4,146,993
Carter’s, Inc.	9,475	926,087
Chipotle Mexican Grill, Inc.(b)	1,032	1,923,070
Cracker Barrel Old Country Store, Inc.(c)	7,053	960,478
D.R. Horton, Inc.	46,723	4,458,776
Dana, Inc.	60,225	1,455,036
Darden Restaurants, Inc.	18,034	2,630,800
Deckers Outdoor Corp.(b)	1,884	774,041
Designer Brands, Inc., Class A(b)(c)	48,623	708,437
Dick’s Sporting Goods, Inc.(c)	14,962	1,558,143
Dollar General Corp.	26,963	6,272,672
Dollar Tree, Inc.(b)	46,168	4,607,105
Domino’s Pizza, Inc.	2,250	1,182,353
eBay, Inc.	50,323	3,432,532
Expedia Group, Inc.(b)	17,060	2,744,442
Foot Locker, Inc.	36,886	2,104,715
Ford Motor Co.(b)	2,915,196	40,666,984
GameStop Corp., Class A(b)(c)	24,344	3,922,305
Gap, Inc. (The)	79,699	2,324,820
Garmin Ltd.	15,463	2,430,784
General Motors Co.(b)	598,161	33,999,471
Gentex Corp.	29,850	1,015,796
Genuine Parts Co.	36,717	4,660,122
G-III Apparel Group Ltd.(b)	22,083	659,398
Goodyear Tire & Rubber Co. (The)(b)	136,054	2,137,408
Graham Holdings Co., Class B	1,157	769,012
Group 1 Automotive, Inc.(c)	9,723	1,689,274
H&R Block, Inc.	66,443	1,631,176
Hanesbrands, Inc.	100,801	1,840,626
Harley-Davidson, Inc.	60,231	2,386,352
Hasbro, Inc.	21,505	2,138,457
Hilton Grand Vacations, Inc.(b)	15,350	624,285
Hilton Worldwide Holdings, Inc.(b)	16,472	2,165,244
Home Depot, Inc. (The)	114,004	37,414,973
International Game Technology PLC(b)(c)	48,468	908,775
KB Home	18,966	804,917
Kohl’s Corp.	88,057	4,473,296
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
L Brands, Inc.(b)(c)	75,999	$2,169,011
Las Vegas Sands Corp.(b)	77,083	3,264,465
Laureate Education, Inc., Class A(b)	44,604	660,585
Lear Corp.	22,485	3,934,425
Leggett & Platt, Inc.	33,897	1,628,073
Lennar Corp., Class A	46,888	4,930,273
Lennar Corp., Class B	2,645	228,396
Lithia Motors, Inc., Class A	4,126	1,556,410
LKQ Corp.(b)	73,439	3,727,029
Lowe’s Cos., Inc.	84,458	16,274,212
lululemon athletica, inc.(b)	3,398	1,359,778
M.D.C. Holdings, Inc.	11,565	616,646
Macy’s, Inc.(b)(c)	397,141	6,751,397
Marriott International, Inc., Class A(b)	25,457	3,716,213
Marriott Vacations Worldwide Corp.(b)(c)	5,976	880,683
Mattel, Inc.(b)(c)	77,726	1,688,209
McDonald’s Corp.	82,780	20,091,534
Meritage Homes Corp.(b)	11,148	1,210,450
MGM Resorts International	102,824	3,858,985
Mohawk Industries, Inc.(b)	17,135	3,339,611
Murphy USA, Inc.	13,963	2,059,682
Newell Brands, Inc.	97,432	2,411,442
NIKE, Inc., Class B	62,650	10,494,501
Nordstrom, Inc.(b)(c)	68,853	2,279,034
Norwegian Cruise Line Holdings Ltd.(b)(c)	101,991	2,450,844
NVR, Inc.(b)	352	1,838,355
ODP Corp. (The)(b)	36,711	1,737,532
O’Reilly Automotive, Inc.(b)	5,861	3,539,106
Penn National Gaming, Inc.(b)(c)	11,809	807,499
Penske Automotive Group, Inc.	17,577	1,557,322
Polaris, Inc.(c)	11,450	1,500,752
Pool Corp.	2,013	961,852
PulteGroup, Inc.	54,150	2,971,211
PVH Corp.(b)	22,185	2,320,995
Qurate Retail, Inc., Class A	236,265	2,802,103
Ralph Lauren Corp.	10,318	1,171,299
Ross Stores, Inc.	30,709	3,767,687
Royal Caribbean Cruises Ltd.(b)	49,117	3,775,624
Sally Beauty Holdings, Inc.(b)(c)	58,056	1,098,420
Scientific Games Corp.(b)	12,540	773,843
Service Corp. International	25,549	1,596,557
Signet Jewelers Ltd.	24,979	1,607,149
Six Flags Entertainment Corp.(b)	22,878	950,581
Skechers U.S.A., Inc., Class A(b)	29,202	1,567,563
Sonic Automotive, Inc., Class A	15,667	854,635
Starbucks Corp.	92,549	11,238,225
Tapestry, Inc.(b)	62,246	2,633,006
Target Corp.	88,185	23,020,694
Taylor Morrison Home Corp., Class A(b)	39,975	1,072,130
Tempur Sealy International, Inc.	20,400	882,708
Tenneco, Inc., Class A(b)	55,430	965,036
Terminix Global Holdings, Inc.(b)	16,410	861,525
Tesla, Inc.(b)	4,043	2,778,350
Texas Roadhouse, Inc.	6,905	636,434
Thor Industries, Inc.(c)	11,302	1,337,705
TJX Cos., Inc. (The)	133,198	9,165,354
Toll Brothers, Inc.	27,914	1,654,463
Tractor Supply Co.	10,758	1,946,445
Travel + Leisure Co.	17,423	902,511
Tri Pointe Homes, Inc.(b)	51,826	1,250,043
Tupperware Brands Corp.(b)(c)	21,891	457,303
Ulta Beauty, Inc.(b)	5,224	1,754,219
	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class A(b)	25,246	$516,281
Under Armour, Inc., Class C(b)	26,958	472,304
Urban Outfitters, Inc.(b)(c)	23,378	869,194
Vail Resorts, Inc.(b)	3,608	1,101,162
VF Corp.	43,009	3,449,322
Visteon Corp.(b)	11,118	1,268,008
Whirlpool Corp.	21,574	4,779,504
Williams-Sonoma, Inc.	11,350	1,721,795
Wyndham Hotels & Resorts, Inc.	9,289	669,365
Wynn Resorts Ltd.(b)	16,300	1,602,779
Yum China Holdings, Inc. (China)	31,076	1,932,616
Yum! Brands, Inc.	30,697	4,033,279
		515,446,731
Consumer Staples-8.12%
Altria Group, Inc.	498,504	23,948,132
Archer-Daniels-Midland Co.	143,918	8,594,783
B&G Foods, Inc.(c)	23,472	674,116
BJ’s Wholesale Club Holdings, Inc.(b)(c)	44,157	2,236,110
Brown-Forman Corp., Class B	12,352	876,004
Bunge Ltd.	63,687	4,944,022
Campbell Soup Co.	39,933	1,745,871
Casey’s General Stores, Inc.	6,897	1,363,606
Church & Dwight Co., Inc.	21,946	1,900,085
Clorox Co. (The)	13,810	2,498,091
Coca-Cola Co. (The)	543,561	30,999,284
Coca-Cola Europacific Partners PLC (United Kingdom)	62,037	3,850,016
Colgate-Palmolive Co.	100,510	7,990,545
Conagra Brands, Inc.	103,846	3,477,803
Constellation Brands, Inc., Class A	17,989	4,035,652
Costco Wholesale Corp.	66,297	28,489,147
Coty, Inc., Class A(b)	87,705	765,665
Darling Ingredients, Inc.(b)	18,263	1,261,425
Estee Lauder Cos., Inc. (The), Class A	9,703	3,239,152
Flowers Foods, Inc.	47,843	1,127,181
General Mills, Inc.	137,418	8,088,423
Herbalife Nutrition Ltd.(b)	16,615	846,368
Hershey Co. (The)	16,525	2,955,992
Hormel Foods Corp.	37,495	1,739,018
Ingredion, Inc.	21,202	1,861,748
JM Smucker Co. (The)	30,785	4,036,221
Kellogg Co.	59,681	3,781,388
Keurig Dr Pepper, Inc.	78,309	2,757,260
Kimberly-Clark Corp.	58,581	7,950,613
Kraft Heinz Co. (The)	254,709	9,798,655
Kroger Co. (The)	497,283	20,239,418
Lamb Weston Holdings, Inc.	12,055	804,912
McCormick & Co., Inc.	23,168	1,950,051
Molson Coors Beverage Co., Class B(b)	85,398	4,175,108
Mondelez International, Inc., Class A	233,586	14,776,650
Monster Beverage Corp.(b)	16,064	1,515,156
Nomad Foods Ltd. (United Kingdom)(b)	26,883	702,184
Nu Skin Enterprises, Inc., Class A	15,324	822,746
PepsiCo, Inc.	216,782	34,023,935
Performance Food Group Co.(b)	47,016	2,154,273
Philip Morris International, Inc.	289,973	29,023,398
Post Holdings, Inc.(b)	16,782	1,717,470
Procter & Gamble Co. (The)	326,059	46,375,372
Rite Aid Corp.(b)(c)	146,121	2,221,039
Sanderson Farms, Inc.	4,538	847,880
Spectrum Brands Holdings, Inc.	10,460	913,681
Sprouts Farmers Market, Inc.(b)(c)	42,574	1,046,469

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	110,763	$8,218,615
TreeHouse Foods, Inc.(b)(c)	22,056	979,286
Tyson Foods, Inc., Class A	107,523	7,683,594
United Natural Foods, Inc.(b)(c)	70,589	2,337,908
US Foods Holding Corp.(b)	111,907	3,842,886
Walgreens Boots Alliance, Inc.	398,476	18,788,143
Walmart, Inc.	334,372	47,664,729
		430,657,279
Energy-6.62%
Antero Resources Corp.(b)(c)	208,762	2,839,163
APA Corp.	109,503	2,053,181
Baker Hughes Co., Class A	302,268	6,420,172
Cabot Oil & Gas Corp.(c)	56,982	911,712
Callon Petroleum Co.(b)(c)	28,222	1,110,818
Cheniere Energy, Inc.(b)	22,900	1,944,897
Chevron Corp.	590,381	60,106,690
Cimarex Energy Co.	15,467	1,008,448
CNX Resources Corp.(b)(c)	64,067	775,211
ConocoPhillips	339,414	19,027,549
Delek US Holdings, Inc.	45,856	796,977
Devon Energy Corp.	86,493	2,234,979
Diamondback Energy, Inc.	43,691	3,369,887
DT Midstream, Inc.(b)	23,591	1,000,258
EOG Resources, Inc.	109,825	8,001,849
EQT Corp.(b)	90,960	1,672,754
Equitrans Midstream Corp.	128,198	1,053,788
Exxon Mobil Corp.	1,542,595	88,807,194
Halliburton Co.	252,207	5,215,641
Helmerich & Payne, Inc.	69,523	1,993,224
Hess Corp.	38,396	2,934,990
HollyFrontier Corp.	87,562	2,574,323
Kinder Morgan, Inc.	821,678	14,280,764
Marathon Oil Corp.	368,558	4,271,587
Marathon Petroleum Corp.	326,118	18,008,236
Murphy Oil Corp.(c)	104,381	2,266,111
Nabors Industries Ltd.(b)(c)	11,217	981,600
NOV, Inc.(b)	166,817	2,303,743
Occidental Petroleum Corp.	452,890	11,820,429
Oceaneering International, Inc.(b)	59,725	791,953
ONEOK, Inc.	119,392	6,204,802
Ovintiv, Inc.	92,766	2,380,376
Patterson-UTI Energy, Inc.(c)	128,285	1,028,846
PBF Energy, Inc., Class A(b)(c)	177,389	1,626,657
PDC Energy, Inc.(c)	25,681	1,015,684
Peabody Energy Corp.(b)	187,743	2,198,471
Phillips 66	168,992	12,409,083
Pioneer Natural Resources Co.	22,596	3,284,781
Schlumberger N.V.	565,346	16,298,925
SM Energy Co.	59,963	1,121,308
Southwestern Energy Co.(b)	211,171	994,615
Targa Resources Corp.	119,550	5,034,250
Transocean Ltd.(b)(c)	593,673	2,143,160
Valero Energy Corp.	223,530	14,969,804
Williams Cos., Inc. (The)	356,232	8,923,612
World Fuel Services Corp.	20,654	711,737
		350,924,239
Financials-19.02%
Affiliated Managers Group, Inc.	8,024	1,271,323
Aflac, Inc.	205,168	11,284,240
AGNC Investment Corp.	179,254	2,844,761
Alleghany Corp.(b)	3,410	2,261,171
	Shares	Value
Financials-(continued)
Allstate Corp. (The)	102,917	$13,384,356
Ally Financial, Inc.	136,368	7,003,860
American Equity Investment Life Holding Co.	43,397	1,392,610
American Express Co.	103,085	17,579,085
American Financial Group, Inc.	21,899	2,770,005
American International Group, Inc.	291,870	13,820,045
Ameriprise Financial, Inc.	20,883	5,378,625
Annaly Capital Management, Inc.	442,408	3,756,044
Aon PLC, Class A(c)	16,048	4,172,961
Apollo Commercial Real Estate Finance, Inc.	53,315	811,454
Apollo Global Management, Inc.(c)	14,293	841,286
Arch Capital Group Ltd.(b)	92,678	3,614,442
Arthur J. Gallagher & Co.	21,320	2,970,089
Associated Banc-Corp.	52,241	1,034,372
Assurant, Inc.	17,102	2,698,867
Assured Guaranty Ltd.	38,813	1,855,650
Athene Holding Ltd., Class A(b)	52,788	3,411,161
AXIS Capital Holdings Ltd.	23,427	1,191,732
BancorpSouth Bank	21,020	542,316
Bank of America Corp.	1,806,502	69,297,417
Bank of Hawaii Corp.	7,064	591,327
Bank of New York Mellon Corp. (The)	259,101	13,299,654
Bank OZK	25,550	1,040,141
BankUnited, Inc.	24,171	956,688
Berkshire Hathaway, Inc., Class B(b)	333,421	92,787,730
BlackRock, Inc.	18,515	16,055,653
Blackstone Mortgage Trust, Inc., Class A(c)	39,202	1,270,929
BOK Financial Corp.(c)	7,447	625,622
Brighthouse Financial, Inc.(b)	43,666	1,880,258
Brookfield Asset Management, Inc., Class A (Canada)	2	101
Brown & Brown, Inc.	20,982	1,141,421
Capital One Financial Corp.	164,747	26,639,590
Cathay General Bancorp	17,107	647,842
Cboe Global Markets, Inc.	11,034	1,307,198
Charles Schwab Corp. (The)	85,075	5,780,846
Chimera Investment Corp.	116,195	1,710,390
Chubb Ltd.	90,578	15,284,132
Cincinnati Financial Corp.	33,306	3,926,111
CIT Group, Inc.	39,358	1,898,630
Citigroup, Inc.	880,263	59,523,384
Citizens Financial Group, Inc.	132,913	5,603,612
CME Group, Inc., Class A	41,280	8,756,726
CNO Financial Group, Inc.	48,333	1,103,926
Columbia Banking System, Inc.	14,352	501,459
Comerica, Inc.	39,463	2,709,530
Commerce Bancshares, Inc.	13,000	919,490
Credicorp Ltd. (Peru)(b)(c)	20,272	2,046,661
Cullen/Frost Bankers, Inc.(c)	11,049	1,185,779
Discover Financial Services	76,646	9,528,631
East West Bancorp, Inc.	22,493	1,600,377
Equitable Holdings, Inc.	107,978	3,333,281
Evercore, Inc., Class A	5,565	735,693
Everest Re Group Ltd.	11,251	2,844,590
F.N.B. Corp.	112,488	1,289,112
FactSet Research Systems, Inc.	2,158	771,010
Federated Hermes, Inc., Class B	27,187	881,946
Fidelity National Financial, Inc.	62,671	2,795,753
Fifth Third Bancorp	185,664	6,737,747
First American Financial Corp.	33,459	2,252,125
First Citizens BancShares, Inc., Class A	970	759,112
First Hawaiian, Inc.	30,820	848,475

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
First Horizon Corp.	78,753	$1,216,734
First Midwest Bancorp, Inc.	31,260	560,804
First Republic Bank	13,305	2,594,741
Franklin Resources, Inc.	112,985	3,338,707
Fulton Financial Corp.	47,549	728,451
Genworth Financial, Inc., Class A(b)	346,074	1,155,887
Glacier Bancorp, Inc.	12,920	666,155
Globe Life, Inc.	23,379	2,176,819
Goldman Sachs Group, Inc. (The)	75,762	28,401,659
Hancock Whitney Corp.	25,808	1,128,068
Hanover Insurance Group, Inc. (The)	10,914	1,483,213
Hartford Financial Services Group, Inc. (The)	128,349	8,165,563
Home BancShares, Inc.	28,033	593,739
Huntington Bancshares, Inc.	334,417	4,708,591
Intercontinental Exchange, Inc.	46,166	5,532,072
Invesco Ltd.(d)	158,219	3,857,379
Invesco Mortgage Capital, Inc.(c)(d)	225,302	775,039
Investors Bancorp, Inc.	62,448	863,031
Janus Henderson Group PLC	47,900	2,004,136
Jefferies Financial Group, Inc.	75,581	2,508,533
JPMorgan Chase & Co.	615,428	93,409,662
Kemper Corp.	10,919	720,763
KeyCorp	245,131	4,819,275
KKR & Co., Inc., Class A	65,878	4,200,381
Lazard Ltd., Class A	36,642	1,729,502
Lincoln National Corp.	91,485	5,637,306
Loews Corp.	46,206	2,478,028
LPL Financial Holdings, Inc.	9,266	1,306,877
M&T Bank Corp.	33,085	4,428,427
Markel Corp.(b)	3,300	3,980,361
Marsh & McLennan Cos., Inc.	52,678	7,755,255
MetLife, Inc.	291,748	16,833,860
MFA Financial, Inc.	236,899	1,106,318
MGIC Investment Corp.	99,289	1,374,160
Moody’s Corp.	7,237	2,721,112
Morgan Stanley	249,735	23,969,565
MSCI, Inc.	2,075	1,236,617
Nasdaq, Inc.	10,928	2,040,585
Navient Corp.	121,664	2,485,596
New Residential Investment Corp.	238,778	2,330,473
New York Community Bancorp, Inc.	180,672	2,128,316
New York Mortgage Trust, Inc.	155,435	679,251
Northern Trust Corp.	40,601	4,581,823
Old National Bancorp(c)	38,818	624,582
Old Republic International Corp.	115,330	2,844,038
OneMain Holdings, Inc.	21,106	1,287,466
PacWest Bancorp	47,178	1,878,628
PennyMac Mortgage Investment Trust(c)	40,238	793,493
People’s United Financial, Inc.	116,883	1,835,063
Pinnacle Financial Partners, Inc.	10,899	976,659
PNC Financial Services Group, Inc. (The)	94,846	17,300,859
Popular, Inc.	25,113	1,827,222
Primerica, Inc.	5,809	849,392
Principal Financial Group, Inc.	73,143	4,544,375
PROG Holdings, Inc.	13,175	576,670
Progressive Corp. (The)	92,734	8,824,567
Prosperity Bancshares, Inc.(c)	17,232	1,175,050
Prudential Financial, Inc.	114,918	11,523,977
Radian Group, Inc.	48,839	1,102,785
Raymond James Financial, Inc.	18,978	2,457,271
Redwood Trust, Inc.	65,043	772,060
Regions Financial Corp.	243,947	4,695,980
	Shares	Value
Financials-(continued)
Reinsurance Group of America, Inc.	22,898	$2,522,902
RenaissanceRe Holdings Ltd. (Bermuda)	7,964	1,216,023
S&P Global, Inc.	10,811	4,634,892
Santander Consumer USA Holdings, Inc.	34,473	1,414,427
SEI Investments Co.	12,147	738,538
Selective Insurance Group, Inc.	11,663	948,785
Signature Bank	5,996	1,360,912
Simmons First National Corp., Class A	23,647	643,671
SLM Corp.	64,645	1,217,265
Starwood Property Trust, Inc.	90,066	2,344,418
State Street Corp.	96,333	8,394,458
Sterling Bancorp	44,511	966,334
Stifel Financial Corp.	15,602	1,038,157
SVB Financial Group(b)	4,235	2,329,081
Synchrony Financial	234,144	11,009,451
Synovus Financial Corp.	30,463	1,245,937
T. Rowe Price Group, Inc.	28,791	5,877,971
Texas Capital Bancshares, Inc.(b)	11,332	713,689
Travelers Cos., Inc. (The)	78,495	11,689,475
Truist Financial Corp.	240,547	13,092,973
Two Harbors Investment Corp.(c)	170,788	1,094,751
U.S. Bancorp	350,321	19,456,828
UMB Financial Corp.	8,175	765,180
Umpqua Holdings Corp.	76,774	1,448,725
United Bankshares, Inc.	25,722	888,438
Unum Group	131,893	3,613,868
Valley National Bancorp	93,155	1,200,768
Voya Financial, Inc.(c)	44,070	2,838,108
W.R. Berkley Corp.	30,381	2,222,978
Washington Federal, Inc.	20,679	667,311
Webster Financial Corp.	19,228	924,867
Wells Fargo & Co.	1,821,538	83,681,456
Western Alliance Bancorporation	7,856	729,194
Willis Towers Watson PLC	15,900	3,276,672
Wintrust Financial Corp.	13,056	932,198
Zions Bancorporation N.A.	37,613	1,961,518
		1,008,165,744
Health Care-12.05%
Abbott Laboratories	119,859	14,500,542
AbbVie, Inc.	215,164	25,023,573
Acadia Healthcare Co., Inc.(b)	19,824	1,223,537
Agilent Technologies, Inc.	16,775	2,570,433
Align Technology, Inc.(b)	1,381	960,900
AmerisourceBergen Corp.	67,730	8,274,574
Amgen, Inc.	83,337	20,129,219
Anthem, Inc.	62,714	24,082,803
Avantor, Inc.(b)	30,647	1,151,714
Baxter International, Inc.	54,741	4,234,216
Becton, Dickinson and Co.	27,657	7,073,278
Biogen, Inc.(b)	29,139	9,520,585
BioMarin Pharmaceutical, Inc.(b)	8,321	638,470
Bio-Rad Laboratories, Inc., Class A(b)	1,603	1,185,435
Boston Scientific Corp.(b)	121,128	5,523,437
Bristol-Myers Squibb Co.	312,937	21,239,034
Cardinal Health, Inc.	122,735	7,288,004
Catalent, Inc.(b)	7,715	924,334
Centene Corp.(b)	162,201	11,128,611
Cerner Corp.	26,717	2,147,780
Change Healthcare, Inc.(b)	33,542	728,197
Charles River Laboratories International, Inc.(b)	3,055	1,243,141
Cigna Corp.	71,152	16,328,672

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Community Health Systems, Inc.(b)	131,976	$1,757,920
Cooper Cos., Inc. (The)	2,327	981,459
Covetrus, Inc.(b)	17,435	443,895
CVS Health Corp.	451,564	37,190,811
Danaher Corp.	32,711	9,731,195
DaVita, Inc.(b)	23,787	2,860,387
DENTSPLY SIRONA, Inc.	22,276	1,471,107
Edwards Lifesciences Corp.(b)	21,872	2,455,569
Elanco Animal Health, Inc.(b)	46,295	1,688,379
Eli Lilly and Co.	51,352	12,504,212
Encompass Health Corp.	15,827	1,317,598
Envista Holdings Corp.(b)	33,619	1,448,306
Gilead Sciences, Inc.	326,482	22,295,456
HCA Healthcare, Inc.	43,903	10,896,725
Henry Schein, Inc.(b)	31,537	2,527,691
Hill-Rom Holdings, Inc.	7,630	1,056,450
Hologic, Inc.(b)	18,736	1,405,949
Humana, Inc.	24,925	10,614,560
ICON PLC (Ireland)(b)	7,119	1,731,839
IDEXX Laboratories, Inc.(b)	1,198	812,879
Illumina, Inc.(b)	3,852	1,909,629
Incyte Corp.(b)	7,577	586,081
Intuitive Surgical, Inc.(b)	3,565	3,534,555
IQVIA Holdings, Inc.(b)	16,617	4,116,031
Jazz Pharmaceuticals PLC(b)	7,779	1,318,696
Johnson & Johnson	343,730	59,190,306
Laboratory Corp. of America Holdings(b)	15,952	4,724,185
Magellan Health, Inc.(b)	11,480	1,082,794
McKesson Corp.	61,535	12,542,679
MEDNAX, Inc.(b)(c)	32,786	954,728
Medtronic PLC	185,220	24,321,238
Merck & Co., Inc.	400,949	30,820,950
Mettler-Toledo International, Inc.(b)	998	1,470,763
Molina Healthcare, Inc.(b)	13,511	3,688,638
Organon & Co.(b)	40,027	1,161,183
Owens & Minor, Inc.	45,299	2,095,079
Patterson Cos., Inc.	27,257	848,510
PerkinElmer, Inc.	7,339	1,337,386
Perrigo Co. PLC	37,670	1,809,290
Pfizer, Inc.	1,298,925	55,606,979
Premier, Inc., Class A	22,207	791,457
Quest Diagnostics, Inc.(c)	25,842	3,664,396
Regeneron Pharmaceuticals, Inc.(b)	8,155	4,685,945
ResMed, Inc.	6,557	1,782,193
Select Medical Holdings Corp.	24,582	969,760
STERIS PLC	7,131	1,554,201
Stryker Corp.	23,848	6,461,377
Syneos Health, Inc.(b)	10,668	956,600
Teleflex, Inc.	2,632	1,046,036
Tenet Healthcare Corp.(b)	63,843	4,586,481
Thermo Fisher Scientific, Inc.	20,770	11,216,008
United Therapeutics Corp.(b)	6,583	1,197,645
UnitedHealth Group, Inc.	135,527	55,866,940
Universal Health Services, Inc., Class B	17,887	2,869,254
Vertex Pharmaceuticals, Inc.(b)	7,393	1,490,281
Viatris, Inc.	349,694	4,920,195
Waters Corp.(b)	3,304	1,287,932
West Pharmaceutical Services, Inc.	2,293	944,097
Zimmer Biomet Holdings, Inc.	23,094	3,774,021
Zoetis, Inc.	15,993	3,241,781
		638,739,176
	Shares	Value
Industrials-10.27%
3M Co.	98,562	$19,509,362
A.O. Smith Corp.	14,691	1,033,218
ABM Industries, Inc.	18,028	838,122
Acuity Brands, Inc.	7,434	1,303,775
AECOM(b)	56,580	3,562,277
AerCap Holdings N.V. (Ireland)(b)	77,833	4,125,149
AGCO Corp.	10,725	1,416,880
Air Lease Corp.	27,343	1,158,249
Alaska Air Group, Inc.(b)	9,796	568,462
Allegion PLC	7,556	1,032,150
Allison Transmission Holdings, Inc.	27,802	1,109,578
AMERCO(c)	1,600	940,736
American Airlines Group, Inc.(b)(c)	91,445	1,863,649
AMETEK, Inc.	16,638	2,313,514
Applied Industrial Technologies, Inc.	7,537	676,069
ASGN, Inc.(b)	8,303	839,682
Atlas Air Worldwide Holdings, Inc.(b)	12,354	827,347
Avis Budget Group, Inc.(b)	51,814	4,288,645
Beacon Roofing Supply, Inc.(b)	19,575	1,046,871
Boeing Co. (The)(b)	108,632	24,602,975
Boise Cascade Co.	12,923	661,011
Booz Allen Hamilton Holding Corp.	17,278	1,482,625
Brink’s Co. (The)	7,990	614,910
Builders FirstSource, Inc.(b)	29,449	1,310,481
C.H. Robinson Worldwide, Inc.	31,418	2,801,543
CACI International, Inc., Class A(b)	5,090	1,358,826
Carlisle Cos., Inc.	8,945	1,809,037
Carrier Global Corp.	193,992	10,718,058
Caterpillar, Inc.	75,672	15,645,186
Cintas Corp.	5,516	2,174,297
Clean Harbors, Inc.(b)	10,227	971,565
Colfax Corp.(b)(c)	22,978	1,054,231
Copart, Inc.(b)	7,061	1,037,967
CoreCivic, Inc.(b)	156,517	1,608,995
CoStar Group, Inc.(b)	9,908	880,326
Covanta Holding Corp.	47,870	962,187
Crane Co.	9,150	889,655
CSX Corp.	249,680	8,069,658
Cummins, Inc.	26,658	6,187,322
Curtiss-Wright Corp.	6,423	759,841
Deere & Co.	30,508	11,031,388
Delta Air Lines, Inc.(b)	67,754	2,703,385
Deluxe Corp.(c)	14,868	652,705
Donaldson Co., Inc.	14,173	938,111
Dover Corp.	18,380	3,071,666
Dycom Industries, Inc.(b)(c)	9,587	665,338
Eaton Corp. PLC	69,664	11,010,395
EMCOR Group, Inc.	13,705	1,669,406
Emerson Electric Co.	95,111	9,595,749
EnerSys	7,457	735,708
Equifax, Inc.	9,172	2,390,223
Expeditors International of Washington, Inc.	19,633	2,517,932
Fastenal Co.	53,797	2,946,462
FedEx Corp.	49,829	13,949,629
Flowserve Corp.	29,286	1,232,648
Fluor Corp.(b)(c)	105,251	1,753,482
Fortive Corp.	27,133	1,971,484
Fortune Brands Home & Security, Inc.	17,677	1,722,977
FTI Consulting, Inc.(b)(c)	6,013	876,094
GATX Corp.(c)	9,263	854,512
Generac Holdings, Inc.(b)	1,797	753,590
General Dynamics Corp.	56,250	11,026,687

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
General Electric Co.	2,510,090	$32,505,665
Graco, Inc.	10,421	813,672
Greenbrier Cos., Inc. (The)	14,023	600,184
Hexcel Corp.(b)(c)	14,483	788,165
Honeywell International, Inc.	79,709	18,635,167
Howmet Aerospace, Inc.(b)	78,357	2,571,677
Hub Group, Inc., Class A(b)	10,998	728,947
Hubbell, Inc.	8,088	1,621,320
Huntington Ingalls Industries, Inc.	9,510	1,950,786
IDEX Corp.	5,917	1,341,325
IHS Markit Ltd.	25,619	2,993,324
Illinois Tool Works, Inc.	33,278	7,543,124
Ingersoll Rand, Inc.(b)	15,960	779,965
ITT, Inc.	11,144	1,091,109
J.B. Hunt Transport Services, Inc.	10,592	1,784,222
Jacobs Engineering Group, Inc.	18,413	2,490,358
JetBlue Airways Corp.(b)	36,721	543,104
Johnson Controls International PLC	147,947	10,566,375
Kansas City Southern	8,894	2,381,813
KAR Auction Services, Inc.(b)	52,594	866,749
KBR, Inc.(c)	31,458	1,217,425
Kennametal, Inc.	17,592	637,710
Kirby Corp.(b)	18,247	1,056,684
Knight-Swift Transportation Holdings, Inc.	25,006	1,242,548
L3Harris Technologies, Inc.	27,043	6,131,730
Landstar System, Inc.	4,799	753,443
Leidos Holdings, Inc.	27,026	2,876,107
Lennox International, Inc.	2,792	919,769
Lincoln Electric Holdings, Inc.	7,286	1,015,887
Lockheed Martin Corp.	41,524	15,433,225
Macquarie Infrastructure Corp.(c)	50,671	2,001,505
ManpowerGroup, Inc.	24,340	2,886,237
Masco Corp.	31,157	1,860,384
MasTec, Inc.(b)	12,912	1,307,082
Meritor, Inc.(b)	22,809	554,943
Middleby Corp. (The)(b)	7,246	1,387,537
MSC Industrial Direct Co., Inc., Class A	11,005	981,316
Nielsen Holdings PLC	120,738	2,860,283
Nordson Corp.	4,653	1,052,183
Norfolk Southern Corp.	29,795	7,682,045
Northrop Grumman Corp.	25,593	9,290,771
nVent Electric PLC	34,986	1,105,907
Old Dominion Freight Line, Inc.	5,016	1,350,056
Oshkosh Corp.	15,013	1,794,804
Otis Worldwide Corp.	54,584	4,887,997
Owens Corning	25,107	2,414,289
PACCAR, Inc.	78,983	6,554,799
Parker-Hannifin Corp.	14,672	4,578,104
Pentair PLC	22,026	1,622,655
Pitney Bowes, Inc.	120,858	966,864
Quanta Services, Inc.	22,763	2,069,157
Raytheon Technologies Corp.	183,451	15,951,064
Regal Beloit Corp.	7,536	1,109,525
Republic Services, Inc.	35,547	4,207,343
Resideo Technologies, Inc.(b)	38,370	1,131,915
Rexnord Corp.	15,716	885,282
Robert Half International, Inc.	16,571	1,627,438
Rockwell Automation, Inc.(c)	10,722	3,296,157
Roper Technologies, Inc.	7,548	3,708,634
Ryder System, Inc.	24,209	1,843,515
Science Applications International Corp.	10,695	933,674
Sensata Technologies Holding PLC(b)	24,221	1,419,835
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	9,369	$2,042,255
Southwest Airlines Co.(b)	30,560	1,543,891
Spirit AeroSystems Holdings, Inc., Class A	35,504	1,534,128
Stanley Black & Decker, Inc.	23,711	4,672,253
Stericycle, Inc.(b)	15,711	1,108,411
Teledyne Technologies, Inc.(b)	4,225	1,912,953
Terex Corp.	18,955	908,324
Textron, Inc.	57,983	4,001,407
Timken Co. (The)	11,226	892,467
Toro Co. (The)	7,994	909,238
Trane Technologies PLC	23,907	4,867,704
TransDigm Group, Inc.(b)	6,133	3,931,805
TransUnion	10,700	1,284,642
Trinity Industries, Inc.(c)	26,019	705,375
Triton International Ltd. (Bermuda)	15,580	822,468
Uber Technologies, Inc.(b)	44,514	1,934,578
UFP Industries, Inc.	11,258	836,019
Union Pacific Corp.	79,839	17,465,580
United Airlines Holdings, Inc.(b)(c)	54,288	2,536,335
United Parcel Service, Inc., Class B	107,369	20,546,132
United Rentals, Inc.(b)	13,420	4,422,561
Univar Solutions, Inc.(b)	70,257	1,724,107
Valmont Industries, Inc.	2,825	669,384
Verisk Analytics, Inc.	6,217	1,180,857
W.W. Grainger, Inc.	6,589	2,929,338
Wabtec Corp.	27,724	2,352,936
Waste Management, Inc.	60,412	8,956,683
Watsco, Inc.	4,267	1,205,171
Werner Enterprises, Inc.(c)	16,048	733,554
WESCO International, Inc.(b)	20,414	2,173,070
Woodward, Inc.(c)	5,477	665,784
XPO Logistics, Inc.(b)	26,551	3,682,358
Xylem, Inc.	15,864	1,996,484
		544,477,133
Information Technology-13.45%
Accenture PLC, Class A	53,365	16,952,993
Adobe, Inc.(b)	9,884	6,144,191
Advanced Micro Devices, Inc.(b)	15,403	1,635,645
Akamai Technologies, Inc.(b)	15,376	1,843,890
Alliance Data Systems Corp.	23,913	2,229,887
Amdocs Ltd.	19,924	1,536,340
Amphenol Corp., Class A	42,171	3,056,976
Analog Devices, Inc.	29,701	4,972,541
ANSYS, Inc.(b)	2,772	1,021,371
Apple, Inc.	862,331	125,779,600
Applied Materials, Inc.	51,528	7,210,313
Arista Networks, Inc.(b)	2,577	980,265
Arrow Electronics, Inc.(b)	26,426	3,133,331
Automatic Data Processing, Inc.	38,154	7,998,223
Avaya Holdings Corp.(b)	23,361	565,803
Avnet, Inc.	57,076	2,358,380
Black Knight, Inc.(b)	9,992	827,438
Broadcom, Inc.	27,930	13,557,222
Broadridge Financial Solutions, Inc.	9,302	1,613,804
Cadence Design Systems, Inc.(b)	7,271	1,073,563
CDK Global, Inc.	13,448	645,370
CDW Corp.	15,951	2,924,616
Check Point Software Technologies Ltd. (Israel)(b)	9,660	1,227,786
Ciena Corp.(b)	17,799	1,034,834
Cisco Systems, Inc.	720,381	39,887,496
Citrix Systems, Inc.	6,719	676,939

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cognizant Technology Solutions Corp., Class A	69,121	$5,082,467
Coherent, Inc.(b)	2,334	574,024
CommScope Holding Co., Inc.(b)	93,590	1,980,364
Concentrix Corp.(b)	6,640	1,087,167
Corning, Inc.	140,694	5,889,451
Cree, Inc.(b)(c)	5,146	477,343
Dell Technologies, Inc., Class C(b)	57,588	5,564,153
DXC Technology Co.(b)	133,269	5,328,095
EchoStar Corp., Class A(b)(c)	27,541	614,164
EPAM Systems, Inc.(b)	1,598	894,560
Euronet Worldwide, Inc.(b)	5,393	770,228
F5 Networks, Inc.(b)	5,303	1,095,123
Fidelity National Information Services, Inc.	71,328	10,631,438
First Solar, Inc.(b)(c)	13,909	1,196,730
Fiserv, Inc.(b)	59,841	6,888,297
FleetCor Technologies, Inc.(b)	5,932	1,531,761
Flex Ltd.(b)	239,803	4,309,260
Gartner, Inc.(b)	4,547	1,203,727
Genpact Ltd.	20,635	1,027,829
Global Payments, Inc.	22,223	4,298,150
GoDaddy, Inc., Class A(b)	7,605	637,679
Hewlett Packard Enterprise Co.	536,540	7,779,830
HP, Inc.	342,906	9,899,696
Insight Enterprises, Inc.(b)	9,760	979,709
Intel Corp.	762,270	40,949,144
International Business Machines Corp.	295,009	41,584,469
Intuit, Inc.	7,121	3,773,916
IPG Photonics Corp.(b)	2,586	564,162
J2 Global, Inc.(b)(c)	5,859	827,701
Jabil, Inc.	54,265	3,230,938
Jack Henry & Associates, Inc.	5,648	983,260
Juniper Networks, Inc.	89,697	2,524,074
Keysight Technologies, Inc.(b)	9,483	1,560,428
KLA Corp.	12,869	4,480,471
Lam Research Corp.	6,332	4,036,080
Marvell Technology, Inc.	35,718	2,161,296
Mastercard, Inc., Class A	22,185	8,562,079
Maxim Integrated Products, Inc.	21,219	2,119,990
Maximus, Inc.	7,799	694,111
Microchip Technology, Inc.	17,021	2,436,045
Micron Technology, Inc.(b)	188,207	14,601,099
Microsoft Corp.	338,922	96,562,267
MKS Instruments, Inc.	4,399	688,180
Motorola Solutions, Inc.	13,499	3,022,696
National Instruments Corp.	15,709	692,924
NCR Corp.(b)	44,526	1,976,954
NetApp, Inc.	29,031	2,310,577
NortonLifeLock, Inc.	148,594	3,688,103
Nuance Communications, Inc.(b)	14,662	804,944
NVIDIA Corp.	32,538	6,344,585
NXP Semiconductors N.V. (China)(c)	22,264	4,595,067
ON Semiconductor Corp.(b)	46,149	1,802,580
Oracle Corp.	222,078	19,351,877
Paychex, Inc.	36,212	4,121,650
PayPal Holdings, Inc.(b)	24,156	6,655,703
Plexus Corp.(b)	7,363	665,026
Qorvo, Inc.(b)	9,903	1,877,510
QUALCOMM, Inc.	111,349	16,680,080
Sabre Corp.(b)(c)	91,726	1,081,450
salesforce.com, inc.(b)	31,860	7,707,890
Sanmina Corp.(b)	18,906	726,369
	Shares	Value
Information Technology-(continued)
Seagate Technology Holdings PLC	54,784	$4,815,514
ServiceNow, Inc.(b)	1,084	637,273
Skyworks Solutions, Inc.	12,390	2,286,079
SS&C Technologies Holdings, Inc.	19,829	1,554,395
SYNNEX Corp.	12,251	1,464,485
Synopsys, Inc.(b)	5,952	1,714,116
TE Connectivity Ltd.	42,896	6,325,873
Teradyne, Inc.	6,114	776,478
Texas Instruments, Inc.	71,933	13,711,868
Trimble, Inc.(b)	16,617	1,420,753
TTM Technologies, Inc.(b)	51,106	714,973
Twilio, Inc., Class A(b)	1,697	633,982
ViaSat, Inc.(b)(c)	12,022	596,772
Visa, Inc., Class A	53,951	13,292,987
Vishay Intertechnology, Inc.	30,268	669,831
VMware, Inc., Class A(b)(c)	5,078	780,692
Western Digital Corp.(b)	90,905	5,902,462
Western Union Co. (The)	87,205	2,024,028
WEX, Inc.(b)	3,589	680,941
Xerox Holdings Corp.	98,721	2,382,138
Xilinx, Inc.	15,549	2,329,862
Zebra Technologies Corp., Class A(b)	2,589	1,430,371
		713,221,630
Materials-3.63%
Air Products and Chemicals, Inc.	22,307	6,492,006
Albemarle Corp.	10,641	2,192,472
Alcoa Corp.(b)	98,406	3,951,001
Allegheny Technologies, Inc.(b)(c)	36,060	740,312
AptarGroup, Inc.	7,296	940,600
Arconic Corp.(b)	51,964	1,867,586
Ashland Global Holdings, Inc.(c)	11,070	941,725
Avery Dennison Corp.	9,934	2,092,895
Avient Corp.	16,592	805,044
Axalta Coating Systems Ltd.(b)	41,924	1,261,912
Ball Corp.	26,984	2,182,466
Berry Global Group, Inc.(b)	36,317	2,334,820
Cabot Corp.	15,166	835,040
Carpenter Technology Corp.(c)	14,986	571,716
Celanese Corp.	16,580	2,582,667
CF Industries Holdings, Inc.	50,940	2,406,915
Chemours Co. (The)	52,151	1,734,021
Commercial Metals Co.	41,137	1,349,294
Compass Minerals International, Inc.(c)	9,461	648,646
Constellium SE(b)	44,048	831,186
Corteva, Inc.	98,761	4,224,996
Crown Holdings, Inc.	24,524	2,446,514
Domtar Corp.(b)	33,845	1,858,429
Dow, Inc.	141,892	8,820,007
DuPont de Nemours, Inc.	204,811	15,371,066
Eastman Chemical Co.	32,110	3,619,439
Ecolab, Inc.	22,503	4,969,337
Element Solutions, Inc.	43,297	1,012,717
FMC Corp.	11,030	1,179,658
Freeport-McMoRan, Inc.	100,050	3,811,905
Graphic Packaging Holding Co.	82,988	1,590,880
H.B. Fuller Co.	11,193	723,292
Huntsman Corp.	64,450	1,702,124
International Flavors & Fragrances, Inc.	15,746	2,371,977
International Paper Co.	142,714	8,243,161
Linde PLC (United Kingdom)	64,299	19,764,870
Louisiana-Pacific Corp.	15,727	871,905
LyondellBasell Industries N.V., Class A	90,115	8,951,123

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Martin Marietta Materials, Inc.	5,940	$2,158,002
Mosaic Co. (The)	98,804	3,085,649
Newmont Corp.	99,794	6,269,059
Nucor Corp.	97,827	10,175,964
O-I Glass, Inc.(b)	62,021	917,291
Olin Corp.	46,506	2,187,177
Packaging Corp. of America	17,929	2,536,953
PPG Industries, Inc.	34,944	5,714,043
Reliance Steel & Aluminum Co.	17,510	2,751,696
RPM International, Inc.	17,644	1,527,794
Scotts Miracle-Gro Co. (The)	3,030	536,189
Sealed Air Corp.	29,204	1,657,327
Sherwin-Williams Co. (The)	15,939	4,638,727
Silgan Holdings, Inc.	17,367	703,711
Sonoco Products Co.	24,785	1,581,035
Steel Dynamics, Inc.	57,452	3,702,781
Summit Materials, Inc., Class A(b)	29,452	989,587
Trinseo S.A.	12,637	686,947
United States Steel Corp.(c)	108,866	2,882,772
Vulcan Materials Co.	12,340	2,221,077
Warrior Met Coal, Inc.	36,233	676,470
Westlake Chemical Corp.	7,692	637,821
Westrock Co.	115,448	5,681,196
		192,214,992
Real Estate-3.88%
Alexandria Real Estate Equities, Inc.	13,593	2,736,815
American Campus Communities, Inc.	30,942	1,556,692
American Homes 4 Rent, Class A(c)	29,149	1,224,258
American Tower Corp.	28,721	8,122,299
Apartment Income REIT Corp.	18,036	949,415
Apple Hospitality REIT, Inc.	92,170	1,377,941
AvalonBay Communities, Inc.	22,523	5,131,415
Boston Properties, Inc.	33,160	3,892,321
Brandywine Realty Trust	61,698	861,304
Brixmor Property Group, Inc.	85,219	1,961,741
Camden Property Trust	14,762	2,205,295
CBRE Group, Inc., Class A(b)	56,902	5,488,767
Columbia Property Trust, Inc.	44,510	741,982
Corporate Office Properties Trust	27,518	810,130
Cousins Properties, Inc.	28,202	1,120,183
Crown Castle International Corp.	40,027	7,728,813
CubeSmart	24,945	1,238,769
CyrusOne, Inc.	14,572	1,038,546
DiamondRock Hospitality Co.(b)	78,197	673,276
Digital Realty Trust, Inc.	27,917	4,303,685
DigitalBridge Group, Inc.(b)(c)	233,118	1,622,501
Douglas Emmett, Inc.	34,314	1,146,088
Duke Realty Corp.	42,058	2,139,911
EPR Properties	22,723	1,142,967
Equinix, Inc.	6,961	5,710,874
Equity Commonwealth	22,007	578,564
Equity LifeStyle Properties, Inc.	15,430	1,293,034
Equity Residential	66,314	5,578,997
Essex Property Trust, Inc.	9,223	3,026,066
Extra Space Storage, Inc.	13,408	2,334,869
Federal Realty Investment Trust(c)	13,392	1,573,962
First Industrial Realty Trust, Inc.	14,740	807,457
Gaming and Leisure Properties, Inc.	30,622	1,449,645
GEO Group, Inc. (The)(c)	152,110	1,052,601
Healthcare Realty Trust, Inc.	25,866	824,608
Healthcare Trust of America, Inc., Class A(c)	40,447	1,156,380
Healthpeak Properties, Inc.	104,367	3,858,448
	Shares	Value
Real Estate-(continued)
Highwoods Properties, Inc.	26,030	$1,241,371
Host Hotels & Resorts, Inc.(b)	239,327	3,812,479
Howard Hughes Corp. (The)(b)	6,013	557,465
Hudson Pacific Properties, Inc.	39,793	1,084,757
Invitation Homes, Inc.	69,307	2,819,409
Iron Mountain, Inc.(c)	90,197	3,947,021
JBG SMITH Properties	24,519	800,055
Jones Lang LaSalle, Inc.(b)	13,889	3,091,275
Kilroy Realty Corp.	22,652	1,569,104
Kimco Realty Corp.	105,005	2,239,757
Lamar Advertising Co., Class A	15,790	1,683,214
Lexington Realty Trust	61,697	811,316
Life Storage, Inc.	10,434	1,224,534
Macerich Co. (The)(c)	121,280	1,976,864
Medical Properties Trust, Inc.	76,055	1,599,437
Mid-America Apartment Communities, Inc.	16,412	3,169,157
National Retail Properties, Inc.	26,725	1,306,051
Omega Healthcare Investors, Inc.	41,689	1,512,477
Outfront Media, Inc.(b)	48,921	1,168,723
Paramount Group, Inc.	86,702	846,212
Park Hotels & Resorts, Inc.(b)	105,501	1,951,768
Pebblebrook Hotel Trust(c)	42,869	964,124
Physicians Realty Trust	38,591	731,299
Piedmont Office Realty Trust, Inc., Class A	43,531	827,960
Prologis, Inc.	58,478	7,487,523
Public Storage	14,199	4,436,904
Rayonier, Inc.	21,678	817,477
Realogy Holdings Corp.(b)(c)	68,228	1,209,000
Realty Income Corp.	41,518	2,918,300
Regency Centers Corp.	34,407	2,250,562
Retail Properties of America, Inc., Class A	77,157	972,950
RLJ Lodging Trust	55,307	793,655
Ryman Hospitality Properties, Inc.(b)(c)	10,100	774,670
Sabra Health Care REIT, Inc.	52,488	975,752
SBA Communications Corp., Class A	2,706	922,719
Service Properties Trust	57,380	638,639
Simon Property Group, Inc.	63,753	8,066,030
SITE Centers Corp.	62,137	985,493
SL Green Realty Corp.	30,265	2,253,532
Spirit Realty Capital, Inc.	22,786	1,144,313
STAG Industrial, Inc.	18,924	781,940
STORE Capital Corp.	31,201	1,129,164
Sun Communities, Inc.	9,255	1,814,998
Sunstone Hotel Investors, Inc.(b)(c)	88,217	1,018,024
UDR, Inc.(c)	39,055	2,147,634
Uniti Group, Inc.	77,359	905,874
Ventas, Inc.	106,389	6,359,934
VEREIT, Inc.	64,793	3,172,913
VICI Properties, Inc.(c)	63,416	1,977,945
Vornado Realty Trust	66,360	2,886,660
Weingarten Realty Investors	31,447	1,012,279
Welltower, Inc.	102,588	8,910,794
Weyerhaeuser Co.	142,123	4,793,809
WP Carey, Inc.	29,713	2,397,542
Xenia Hotels & Resorts, Inc.(b)	32,427	573,309
		205,926,786
Utilities-4.54%
AES Corp. (The)	155,215	3,678,596
ALLETE, Inc.	14,942	1,050,721
Alliant Energy Corp.	51,931	3,039,521
Ameren Corp.	58,138	4,878,941
American Electric Power Co., Inc.	133,306	11,746,925

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
American Water Works Co., Inc.	18,855	$3,207,424
Atmos Energy Corp.	23,821	2,348,512
Avangrid, Inc.(c)	19,102	995,978
Avista Corp.	23,179	992,757
Black Hills Corp.	16,940	1,145,991
CenterPoint Energy, Inc.	190,043	4,838,495
CMS Energy Corp.	64,406	3,979,647
Consolidated Edison, Inc.	120,304	8,874,826
Dominion Energy, Inc.	201,695	15,100,905
DTE Energy Co.	47,546	5,578,097
Duke Energy Corp.	198,981	20,914,893
Edison International	112,864	6,151,088
Entergy Corp.	62,770	6,460,288
Essential Utilities, Inc.	27,329	1,342,400
Evergy, Inc.	71,588	4,668,969
Eversource Energy	71,098	6,133,624
Exelon Corp.	338,748	15,853,406
FirstEnergy Corp.	183,484	7,031,107
Hawaiian Electric Industries, Inc.	27,817	1,205,589
IDACORP, Inc.	11,655	1,229,020
MDU Resources Group, Inc.	55,174	1,750,119
National Fuel Gas Co.	22,011	1,132,026
New Jersey Resources Corp.	21,265	819,128
NextEra Energy, Inc.	221,779	17,276,584
NiSource, Inc.	115,067	2,850,210
NorthWestern Corp.	15,895	985,331
NRG Energy, Inc.	46,408	1,913,866
OGE Energy Corp.	61,971	2,091,521
ONE Gas, Inc.	12,743	940,179
PG&E Corp.(b)(c)	229,439	2,016,769
Pinnacle West Capital Corp.	36,094	3,015,654
PNM Resources, Inc.	16,015	774,005
Portland General Electric Co.	29,680	1,451,352
PPL Corp.	260,537	7,391,435
Public Service Enterprise Group, Inc.	129,022	8,029,039
Sempra Energy	61,327	8,012,373
South Jersey Industries, Inc.(c)	28,361	713,846
Southern Co. (The)	242,101	15,462,991
Southwest Gas Holdings, Inc.	18,579	1,299,229
Spire, Inc.(c)	14,564	1,033,316
	Shares	Value
Utilities-(continued)
UGI Corp.	56,667	$2,606,115
Vistra Corp.	155,961	2,986,653
WEC Energy Group, Inc.	62,213	5,856,732
Xcel Energy, Inc.	115,221	7,863,833
		240,720,026
Total Common Stocks & Other Equity Interests (Cost $3,958,748,223)		5,295,456,680
Preferred Stocks-0.00%
Real Estate-0.00%
Brookfield Property Preferred L.P., Pfd., 6.25% (Cost $23)	1	23
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,745,028)	2,745,028	2,745,028
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $3,961,493,274)		5,298,201,731
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.24%
Invesco Private Government Fund, 0.02%(d)(e)(f)	23,946,980	23,946,980
Invesco Private Prime Fund, 0.12%(d)(e)(f)	94,532,457	94,570,271
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,517,250)		118,517,251
TOTAL INVESTMENTS IN SECURITIES-102.17% (Cost $4,080,010,524)		5,416,718,982
OTHER ASSETS LESS LIABILITIES-(2.17)%		(115,068,968)
NET ASSETS-100.00%		$5,301,650,014

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco Ltd.	$4,203,225	$70,132	$(3,881)	$(413,128)	$1,031	$3,857,379	$26,465
Invesco Mortgage Capital, Inc.	864,622	13,289	(719)	(102,149)	(4)	775,039	20,118
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,630,153	$30,602,489	$(30,487,614)	$-	$-	$2,745,028	$411
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,675,128	74,553,272	(102,281,420)	-	-	23,946,980	1,201*
Invesco Private Prime Fund	77,512,693	147,327,674	(130,270,096)	-	-	94,570,271	21,034*
Total	$136,885,821	$252,566,856	$(263,043,730)	$(515,277)	$1,027	$125,894,697	$69,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.00%
AMC Entertainment Holdings, Inc., Class A(b)(c)	235,376	$8,713,619
ATN International, Inc.	17,126	737,274
Bandwidth, Inc., Class A(b)(c)	2,080	269,693
Cable One, Inc.(c)	1,482	2,798,001
Cardlytics, Inc.(b)(c)	1,685	212,243
Cargurus, Inc., (Acquired 03/20/2020 - 03/19/2021; Cost $320,091)(b)(c)(d)	16,623	475,418
Cars.com, Inc.(b)	167,408	2,022,289
Cincinnati Bell, Inc.(b)	159,973	2,453,986
Clear Channel Outdoor Holdings, Inc.(b)	891,007	2,370,079
Cogent Communications Holdings, Inc.	36,660	2,845,183
comScore, Inc.(b)	118,917	476,857
Consolidated Communications Holdings, Inc.(b)	175,316	1,348,180
Cumulus Media, Inc., Class A(b)	25,400	299,466
E.W. Scripps Co. (The), Class A	64,086	1,222,761
Emerald Holding, Inc.(b)	48,353	190,994
Entercom Communications Corp.(b)	225,049	803,425
Entravision Communications Corp., Class A	80,872	497,363
Eros STX Global Corp. (United Arab Emirates)(b)	96,048	104,692
Eventbrite, Inc., Class A(b)(c)	20,618	366,382
Fluent, Inc.(b)	24,415	60,793
Gannett Co., Inc.(b)(c)	581,346	3,354,366
Globalstar, Inc.(b)	108,035	149,088
Gogo, Inc.(b)(c)	53,234	552,037
IAC/InterActiveCorp.(b)	9,183	1,260,734
IDT Corp., Class B(b)	47,622	2,371,576
IMAX Corp.(b)	56,736	915,719
Iridium Communications, Inc.(b)	59,930	2,530,844
John Wiley & Sons, Inc., Class A(c)	62,230	3,657,879
Liberty Media Corp.-Liberty Braves, Class A(b)	4,923	130,656
Liberty Media Corp.-Liberty Braves, Class C(b)	17,820	471,339
Liberty TripAdvisor Holdings, Inc., Class A(b)	212,709	889,124
Madison Square Garden Entertainment Corp.(b)(c)	40,730	2,849,471
Madison Square Garden Sports Corp., Class A(b)	11,395	1,854,422
Magnite, Inc.(b)(c)	4,390	133,017
Marcus Corp. (The)(b)(c)	66,665	1,071,306
National CineMedia, Inc.	236,747	823,879
New York Times Co. (The), Class A	62,319	2,728,326
ORBCOMM, Inc.(b)	68,028	768,036
Pinterest, Inc., Class A(b)	21,244	1,251,272
QuinStreet, Inc.(b)	20,136	369,294
Reading International, Inc., Class A(b)(c)	33,314	175,232
Roku, Inc.(b)	2,343	1,003,530
Scholastic Corp.	61,410	2,063,990
Shenandoah Telecommunications Co.	37,032	1,954,919
Sirius XM Holdings, Inc.	554,506	3,587,654
Spok Holdings, Inc.	31,244	257,451
TechTarget, Inc.(b)(c)	3,355	245,183
TripAdvisor, Inc.(b)(c)	63,546	2,411,571
TrueCar, Inc.(b)	109,204	574,413
United States Cellular Corp.(b)(c)	57,163	2,078,447
Vimeo, Inc.(b)	14,965	670,432
WideOpenWest, Inc.(b)	106,334	2,364,868
	Shares	Value
Communication Services-(continued)
World Wrestling Entertainment, Inc., Class A(c)	22,447	$1,108,433
Yelp, Inc.(b)	47,147	1,763,298
Zynga, Inc., Class A(b)(c)	195,222	1,971,742
		78,632,246
Consumer Discretionary-14.10%
1-800-Flowers.com, Inc., Class A(b)(c)	19,885	606,492
2U, Inc.(b)(c)	19,329	838,879
Acushnet Holdings Corp.(c)	30,616	1,568,458
Adtalem Global Education, Inc.(b)	69,081	2,510,404
Afya Ltd., Class A (Brazil)(b)	11,795	271,285
American Outdoor Brands, Inc.(b)	15,851	427,660
American Public Education, Inc.(b)	25,655	759,901
America’s Car-Mart, Inc.(b)	5,078	807,402
Arco Platform Ltd., Class A (Brazil)(b)	8,356	243,160
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	334,983	2,033,347
Bally’s Corp.(b)(c)	12,136	597,698
Barnes & Noble Education, Inc.(b)(c)	168,339	1,405,631
Bassett Furniture Industries, Inc.	26,039	593,168
Beazer Homes USA, Inc.(b)	119,514	2,182,326
Big 5 Sporting Goods Corp.(c)	65,226	1,429,754
Biglari Holdings, Inc., Class A(b)	150	119,255
Biglari Holdings, Inc., Class B(b)	1,858	305,548
BJ’s Restaurants, Inc.(b)(c)	25,105	1,018,761
Blue Apron Holdings, Inc., Class A(b)(c)	47,934	210,910
Boot Barn Holdings, Inc.(b)	19,259	1,664,363
Boyd Gaming Corp.(b)	62,453	3,559,821
Buckle, Inc. (The)(c)	51,665	2,174,063
Build-A-Bear Workshop, Inc.(b)	35,595	541,044
Caesars Entertainment, Inc.(b)	39,547	3,454,826
Caleres, Inc.	166,656	4,123,069
Callaway Golf Co.(b)(c)	61,917	1,961,531
Camping World Holdings, Inc., Class A(c)	34,260	1,348,474
CarParts.com, Inc.(b)(c)	10,117	178,160
Carriage Services, Inc.	16,414	610,273
Carrols Restaurant Group, Inc.(b)	128,699	631,912
Carvana Co.(b)(c)	1,527	515,454
Cato Corp. (The), Class A	76,905	1,268,932
Cavco Industries, Inc.(b)	7,912	1,859,320
Century Casinos, Inc.(b)	44,818	502,410
Century Communities, Inc.	42,944	2,982,461
Cheesecake Factory, Inc. (The)(b)(c)	61,505	2,783,716
Chegg, Inc.(b)	7,349	651,342
Chico’s FAS, Inc.(b)	790,452	4,884,993
Children’s Place, Inc. (The)(b)(c)	33,765	2,847,402
Choice Hotels International, Inc.	14,500	1,738,550
Churchill Downs, Inc.	10,217	1,898,319
Chuy’s Holdings, Inc.(b)(c)	14,948	493,284
Citi Trends, Inc.(b)(c)	9,716	774,851
Clarus Corp.	14,346	409,148
Columbia Sportswear Co.	22,354	2,226,905
Conn’s, Inc.(b)	109,438	2,433,901
Container Store Group, Inc. (The)(b)(c)	32,514	342,047
Cooper-Standard Holdings, Inc.(b)	52,381	1,364,525
Core-Mark Holding Co., Inc.	68,297	2,939,503
Crocs, Inc.(b)	15,464	2,100,166
Culp, Inc.	10,834	162,185
Dave & Buster’s Entertainment, Inc.(b)	41,809	1,391,404
Del Taco Restaurants, Inc.	65,530	557,660
Denny’s Corp.(b)	51,471	724,197
Despegar.com Corp. (Argentina)(b)	45,401	572,507
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Dillard’s, Inc., Class A(c)	29,343	$5,377,692
Dine Brands Global, Inc.(b)	23,294	1,804,586
Dorman Products, Inc.(b)	18,844	1,906,071
Drive Shack, Inc.(b)	104,858	264,242
Duluth Holdings, Inc., Class B(b)(c)	17,109	256,122
El Pollo Loco Holdings, Inc.(b)	20,085	373,782
Escalade, Inc.	13,405	304,293
Ethan Allen Interiors, Inc.	57,620	1,369,627
Etsy, Inc.(b)	5,112	938,103
Everi Holdings, Inc.(b)	88,938	2,018,003
Express, Inc.(b)(c)	1,068,603	5,011,748
Farfetch Ltd., Class A (United Kingdom)(b)	15,254	764,530
Fiesta Restaurant Group, Inc.(b)	36,110	483,513
Five Below, Inc.(b)	14,022	2,726,157
Flexsteel Industries, Inc.	14,409	497,110
Floor & Decor Holdings, Inc., Class A(b)	24,009	2,929,338
Fossil Group, Inc.(b)(c)	176,075	2,222,066
Fox Factory Holding Corp.(b)	9,390	1,516,861
Franchise Group, Inc.	5,840	198,326
frontdoor, inc.(b)	36,396	1,781,220
Full House Resorts, Inc.(b)	27,738	229,393
Funko, Inc., Class A(b)(c)	37,643	702,418
Genesco, Inc.(b)	71,120	4,085,844
Gentherm, Inc.(b)	25,470	2,112,227
Golden Entertainment, Inc.(b)	31,375	1,427,876
GoPro, Inc., Class A(b)(c)	128,184	1,312,604
Grand Canyon Education, Inc.(b)	32,780	3,027,889
Green Brick Partners, Inc.(b)	27,932	700,255
Groupon, Inc.(b)(c)	63,879	2,323,279
Guess?, Inc.	87,077	1,943,559
Hamilton Beach Brands Holding Co., Class A	16,023	299,470
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 03/20/2020; Cost $490,189)(d)	33,300	1,198,467
Helen of Troy Ltd.(b)(c)	14,521	3,243,846
Hibbett, Inc.	24,036	2,131,032
Hooker Furniture Corp.	15,934	528,849
Horizon Global Corp.(b)	24,177	215,175
Houghton Mifflin Harcourt Co.(b)(c)	287,377	3,253,108
Hovnanian Enterprises, Inc., Class A(b)(c)	31,713	3,310,520
Hyatt Hotels Corp., Class A(b)(c)	36,565	2,920,447
Installed Building Products, Inc.	11,041	1,324,920
iRobot Corp.(b)(c)	15,841	1,386,087
Jack in the Box, Inc.	24,776	2,697,115
Johnson Outdoors, Inc., Class A	3,551	420,332
Kirkland’s, Inc.(b)(c)	21,969	427,517
Kontoor Brands, Inc.(c)	66,160	3,663,941
Lakeland Industries, Inc.(b)(c)	5,815	156,772
Lands’ End, Inc.(b)(c)	17,503	670,890
La-Z-Boy, Inc.	60,079	2,017,453
Lazydays Holdings, Inc.(b)(c)	15,743	328,556
LCI Industries	23,589	3,439,748
LGI Homes, Inc.(b)(c)	20,129	3,440,046
Lifetime Brands, Inc.	19,980	301,099
Lindblad Expeditions Holdings, Inc.(b)(c)	13,947	190,934
Liquidity Services, Inc.(b)	15,630	310,099
Lumber Liquidators Holdings, Inc.(b)	36,635	698,996
M/I Homes, Inc.(b)	62,435	4,040,169
MakeMyTrip Ltd. (India)(b)(c)	17,609	501,152
Malibu Boats, Inc., Class A(b)	10,259	858,268
MarineMax, Inc.(b)(c)	29,826	1,604,341
MasterCraft Boat Holdings, Inc.(b)	23,156	617,339
	Shares	Value
Consumer Discretionary-(continued)
MercadoLibre, Inc. (Argentina)(b)	1,494	$2,343,638
Modine Manufacturing Co.(b)	128,718	2,153,452
Monarch Casino & Resort, Inc.(b)	8,902	568,393
Monro, Inc.	34,289	1,988,762
Motorcar Parts of America, Inc.(b)(c)	24,957	555,044
Movado Group, Inc.	40,793	1,226,646
Nathan’s Famous, Inc.	3,654	234,770
National Vision Holdings, Inc.(b)(c)	48,353	2,610,095
Nautilus, Inc.(b)(c)	17,411	251,589
Noodles & Co.(b)	30,304	361,830
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	23,837	2,219,225
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	33,896	334,892
OneWater Marine, Inc., Class A	14,740	692,485
Overstock.com, Inc.(b)	15,231	1,060,687
Oxford Industries, Inc.	23,946	2,081,626
Papa John’s International, Inc.	19,564	2,232,644
Party City Holdco, Inc.(b)(c)	364,414	3,112,096
Patrick Industries, Inc.	30,464	2,517,240
Peloton Interactive, Inc., Class A(b)(c)	2,827	333,727
Perdoceo Education Corp.(b)	82,122	973,967
PetMed Express, Inc.	20,892	655,800
Planet Fitness, Inc., Class A(b)	15,630	1,175,845
Playa Hotels & Resorts N.V.(b)	88,757	593,784
PlayAGS, Inc.(b)	63,838	495,383
Potbelly Corp.(b)(c)	42,053	293,530
Quotient Technology, Inc.(b)	39,805	432,282
RCI Hospitality Holdings, Inc.	5,163	324,030
RealReal, Inc. (The)(b)(c)	12,886	212,748
Red Robin Gourmet Burgers, Inc.(b)	63,868	1,675,258
Red Rock Resorts, Inc., Class A(b)	65,617	2,585,310
Regis Corp.(b)(c)	103,565	825,413
Rent-A-Center, Inc.	40,455	2,314,835
RH(b)(c)	5,217	3,464,505
Rocky Brands, Inc.	10,518	572,179
Ruth’s Hospitality Group, Inc.(b)	31,768	634,407
SeaWorld Entertainment, Inc.(b)	39,281	1,862,312
Select Interior Concepts, Inc., Class A(b)	19,442	212,695
Shake Shack, Inc., Class A(b)	5,687	571,771
Shoe Carnival, Inc.(c)	30,602	1,031,287
Shutterstock, Inc.	6,993	758,671
Skyline Champion Corp.(b)	23,797	1,342,151
Sleep Number Corp.(b)(c)	14,207	1,409,476
Smith & Wesson Brands, Inc.	66,588	1,561,489
Sonos, Inc.(b)	21,923	731,790
Sportsman’s Warehouse Holdings, Inc.(b)	59,183	1,045,764
Stamps.com, Inc.(b)	7,856	2,567,027
Standard Motor Products, Inc.	38,863	1,622,919
Steven Madden Ltd.	68,124	2,985,875
Stitch Fix, Inc., Class A(b)(c)	10,584	570,689
StoneMor, Inc.(b)	94,167	249,543
Stoneridge, Inc.(b)(c)	42,454	1,229,043
Strategic Education, Inc.	22,784	1,806,543
Strattec Security Corp.(b)	8,806	362,631
Stride, Inc.(b)(c)	71,939	2,205,650
Sturm Ruger & Co., Inc.	18,485	1,374,545
Superior Group of Cos., Inc.	14,133	330,854
Superior Industries International, Inc.(b)	103,057	875,984
Tilly’s, Inc., Class A	62,509	927,008
TopBuild Corp.(b)	18,480	3,745,711
TravelCenters of America, Inc.(b)	49,492	1,431,309
Unifi, Inc.(b)	35,253	831,618
Universal Electronics, Inc.(b)	16,608	776,258

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Universal Technical Institute, Inc.(b)	40,476	$246,094
Veoneer, Inc. (Sweden)(b)(c)	108,252	3,390,453
Vera Bradley, Inc.(b)	60,339	664,332
Vista Outdoor, Inc.(b)	63,220	2,553,456
VOXX International Corp.(b)(c)	26,553	303,235
Wayfair, Inc., Class A(b)(c)	11,123	2,684,647
Wendy’s Co. (The)	165,235	3,835,104
Wingstop, Inc.	7,431	1,273,005
Winnebago Industries, Inc.(c)	28,378	2,039,527
Wolverine World Wide, Inc.	90,089	3,021,585
WW International, Inc.(b)(c)	64,431	1,980,609
YETI Holdings, Inc.(b)	16,074	1,548,408
Zovio, Inc.(b)	76,192	186,670
Zumiez, Inc.(b)	28,008	1,222,549
		276,886,583
Consumer Staples-3.49%
Adecoagro S.A. (Brazil)(b)	102,385	978,801
Alico, Inc.	8,671	327,850
Andersons, Inc. (The)	61,795	1,649,926
BellRing Brands, Inc., Class A(b)	19,918	658,688
Beyond Meat, Inc.(b)(c)	2,787	341,965
Boston Beer Co., Inc. (The), Class A(b)	1,707	1,211,970
Calavo Growers, Inc.	16,712	941,554
Cal-Maine Foods, Inc.(c)	51,458	1,795,370
Central Garden & Pet Co.(b)(c)	14,374	694,120
Central Garden & Pet Co., Class A(b)	61,588	2,667,376
Chefs’ Warehouse, Inc. (The)(b)(c)	43,814	1,267,101
Coca-Cola Consolidated, Inc.	7,008	2,797,243
Edgewell Personal Care Co.	91,465	3,757,382
elf Beauty, Inc.(b)	23,194	640,386
Energizer Holdings, Inc.	71,835	3,078,130
Farmer Brothers Co.(b)	53,552	518,919
Fresh Del Monte Produce, Inc.	67,223	2,074,502
Freshpet, Inc.(b)	1,973	288,946
Grocery Outlet Holding Corp.(b)(c)	57,676	1,910,229
Hain Celestial Group, Inc. (The)(b)	83,281	3,323,745
HF Foods Group, Inc.(b)(c)	42,151	217,921
Hostess Brands, Inc.(b)(c)	175,525	2,824,197
Ingles Markets, Inc., Class A	34,156	2,041,163
Inter Parfums, Inc.	11,623	893,460
J&J Snack Foods Corp.	12,215	2,007,902
John B. Sanfilippo & Son, Inc.	13,326	1,230,789
Lancaster Colony Corp.	13,952	2,760,682
Landec Corp.(b)	51,366	561,944
Lifevantage Corp.(b)	25,538	207,369
Limoneira Co.	18,857	337,729
Medifast, Inc.	3,003	857,386
MGP Ingredients, Inc.(c)	7,614	454,175
National Beverage Corp.(c)	15,437	700,531
Natural Grocers by Vitamin Cottage, Inc.	25,956	290,188
Nature’s Sunshine Products, Inc.	11,501	202,303
Oil-Dri Corp.of America	5,172	183,968
Pilgrim’s Pride Corp.(b)	137,373	3,042,812
PriceSmart, Inc.	25,496	2,288,011
Revlon, Inc., Class A(b)	30,259	329,823
Reynolds Consumer Products, Inc.	41,525	1,181,386
Seneca Foods Corp., Class A(b)	6,719	367,798
Simply Good Foods Co. (The)(b)	36,208	1,357,076
SpartanNash Co.	174,262	3,389,396
Tootsie Roll Industries, Inc.(c)	11,326	389,501
Turning Point Brands, Inc.	6,629	351,470
Universal Corp.	46,492	2,425,023
	Shares	Value
Consumer Staples-(continued)
USANA Health Sciences, Inc.(b)	12,091	$1,151,910
Vector Group Ltd.	206,934	2,764,638
Village Super Market, Inc., Class A	15,081	340,077
WD-40 Co.	3,533	858,484
Weis Markets, Inc.	25,628	1,349,314
Whole Earth Brands, Inc.(b)	19,842	255,168
		68,537,797
Energy-5.14%
Alto Ingredients, Inc.(b)(c)	192,072	1,017,982
Amplify Energy Corp.(b)	119,961	394,672
Antero Midstream Corp.	254,075	2,413,712
Arch Resources, Inc.(b)(c)	42,568	2,797,569
Archrock, Inc.	263,245	2,266,539
Ardmore Shipping Corp. (Ireland)(b)	85,975	312,089
Berry Corp.	90,500	502,275
Bonanza Creek Energy, Inc.(c)	39,090	1,503,792
BP Prudhoe Bay Royalty Trust	111,558	421,689
Brigham Minerals, Inc., Class A	37,421	734,948
Cactus, Inc., Class A	20,415	735,757
Centennial Resource Development, Inc., Class A(b)(c)	1,006,861	5,245,746
ChampionX Corp.(b)	140,074	3,255,320
Clean Energy Fuels Corp.(b)(c)	40,684	305,537
CONSOL Energy, Inc.(b)	140,650	2,955,056
Continental Resources, Inc.(c)	159,947	5,462,190
Core Laboratories N.V.(c)	78,870	2,631,103
CVR Energy, Inc.(c)	126,176	1,723,564
Denbury, Inc.(b)	51,873	3,408,575
DHT Holdings, Inc.(c)	256,005	1,484,829
DMC Global, Inc.(b)(c)	5,598	245,024
Dorian LPG Ltd.(b)	96,245	1,164,564
Dril-Quip, Inc.(b)(c)	52,844	1,510,282
Exterran Corp.(b)	69,232	303,236
Falcon Minerals Corp.	50,449	240,642
Forum Energy Technologies, Inc.(b)(c)	18,375	399,105
Frank’s International N.V.(b)(c)	231,845	637,574
FTS International, Inc., Tranche 1, Wts., expiring 11/19/2023(b)(c)(e)	6,471	0
FTS International, Inc., Tranche 2, Wts., expiring 11/19/2023(b)(c)(e)	2,588	0
Geopark Ltd. (Colombia)	39,774	470,129
Golar LNG Ltd. (Cameroon)(b)	180,142	2,010,385
Green Plains, Inc.(b)(c)	116,304	4,112,509
Helix Energy Solutions Group, Inc.(b)	455,948	1,892,184
International Seaways, Inc.(c)	106,351	1,749,474
KLX Energy Services Holdings, Inc.(b)(c)	26,689	160,935
Kosmos Energy Ltd. (Ghana)(b)	801,396	1,851,225
Laredo Petroleum, Inc.(b)(c)	33,024	1,818,301
Liberty Oilfield Services, Inc., Class A(b)	72,450	738,266
Magnolia Oil & Gas Corp., Class A(b)(c)	199,902	2,798,628
Mammoth Energy Services, Inc.(b)(c)	37,773	138,249
Matador Resources Co.	151,724	4,688,272
National Energy Services Reunited Corp.(b)(c)	31,716	409,136
Navigator Holdings Ltd.(b)	54,000	518,400
Navios Maritime Acquisition Corp. (Greece)	54,061	129,206
Newpark Resources, Inc.(b)	267,135	862,846
NexTier Oilfield Solutions, Inc.(b)	471,184	1,799,923
Nine Energy Service, Inc.(b)(c)	65,594	172,512
Nordic American Tankers Ltd.(c)	611,773	1,596,728
Northern Oil and Gas, Inc.	36,225	625,606
Oil States International, Inc.(b)	306,394	1,734,190
Overseas Shipholding Group, Inc., Class A(b)	129,435	344,297

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
Par Pacific Holdings, Inc.(b)	88,424	$1,448,385
Penn Virginia Corp.(b)	44,761	827,631
ProPetro Holding Corp.(b)	203,161	1,533,866
Range Resources Corp.(b)(c)	303,409	4,620,919
Renewable Energy Group, Inc.(b)(c)	35,760	2,190,300
REX American Resources Corp.(b)	6,841	560,962
Ring Energy, Inc.(b)(c)	336,648	902,217
RPC, Inc.(b)(c)	135,422	568,772
SandRidge Energy, Inc.(b)	115,971	693,507
Scorpio Tankers, Inc. (Monaco)(c)	190,957	3,122,147
Select Energy Services, Inc., Class A(b)	118,744	706,527
SFL Corp. Ltd. (Norway)	381,104	2,618,184
Solaris Oilfield Infrastructure, Inc., Class A	26,999	234,891
Talos Energy, Inc.(b)	24,520	282,961
Teekay Corp. (Bermuda)(b)(c)	235,772	704,958
Teekay Tankers Ltd., Class A (Bermuda)(b)(c)	112,643	1,424,934
TETRA Technologies, Inc.(b)	348,747	1,077,628
Tidewater, Inc.(b)	49,931	565,219
Tsakos Energy Navigation Ltd. (Greece)	34,467	274,013
US Silica Holdings, Inc.(b)	151,693	1,532,099
W&T Offshore, Inc.(b)	87,016	352,415
		100,937,307
Financials-18.56%
1st Source Corp.	20,145	922,440
ACRES Commercial Realty Corp.(b)	63,250	1,106,875
AG Mortgage Investment Trust, Inc.	90,199	983,169
Alerus Financial Corp.	8,511	237,882
Allegiance Bancshares, Inc.	26,187	955,040
Altabancorp	14,245	575,356
Amalgamated Financial Corp.	16,669	256,036
A-Mark Precious Metals, Inc.(c)	25,934	1,321,078
Ambac Financial Group, Inc.(b)	115,565	1,678,004
Amerant Bancorp, Inc.(b)	13,455	298,028
American National Bankshares, Inc.	7,065	223,183
American National Group, Inc.	11,445	1,888,196
Ameris Bancorp	60,458	2,938,863
AMERISAFE, Inc.	32,107	1,836,520
Ames National Corp.	8,474	199,902
Arbor Realty Trust, Inc.(c)	123,033	2,249,043
Ares Commercial Real Estate Corp.	77,765	1,172,696
Ares Management Corp., Class A	30,283	2,168,566
Argo Group International Holdings Ltd.	44,728	2,331,671
Arlington Asset Investment Corp., Class A(b)	69,417	267,950
ARMOUR Residential REIT, Inc.	136,077	1,415,201
Arrow Financial Corp.	9,089	327,658
Artisan Partners Asset Management, Inc., Class A	61,503	2,957,679
AssetMark Financial Holdings, Inc.(b)	12,527	326,955
Atlantic Capital Bancshares, Inc.(b)	26,314	631,536
Atlantic Union Bankshares Corp.	82,665	2,932,128
Atlanticus Holdings Corp.(b)	6,969	303,012
Axos Financial, Inc.(b)	53,945	2,581,268
B. Riley Financial, Inc.	13,285	897,535
Banc of California, Inc.	73,476	1,257,909
BancFirst Corp.(c)	17,830	989,208
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	40,735	671,313
Bancorp, Inc. (The)(b)	37,963	887,195
Bank First Corp.(c)	4,875	341,201
Bank of Marin Bancorp	13,281	460,851
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	57,344	1,900,380
	Shares	Value
Financials-(continued)
Banner Corp.	57,052	$3,026,038
Bar Harbor Bankshares	8,211	235,163
Berkshire Hills Bancorp, Inc.	109,429	2,958,960
BGC Partners, Inc., Class A	626,681	3,352,743
Blucora, Inc.(b)	84,010	1,416,409
Bridgewater Bancshares, Inc.(b)	18,556	300,978
Brightsphere Investment Group, Inc.	74,629	1,864,979
BrightSpire Capital, Inc.	164,801	1,567,258
Broadmark Realty Capital, Inc.	139,002	1,441,451
Brookline Bancorp, Inc.	124,051	1,782,613
Bryn Mawr Bank Corp.	24,127	944,090
Business First Bancshares, Inc.	12,936	301,538
Byline Bancorp, Inc.	21,571	530,862
Cadence BanCorp	162,588	3,089,172
Cambridge Bancorp	4,884	417,973
Camden National Corp.	13,808	618,184
Cannae Holdings, Inc.(b)	61,689	2,051,159
Capital City Bank Group, Inc.	7,409	180,335
Capitol Federal Financial, Inc.	250,486	2,777,890
Capstar Financial Holdings, Inc.	15,088	319,866
Capstead Mortgage Corp., (Acquired 04/01/2015 - 07/21/2021; Cost $2,184,695)(d)	281,791	1,795,009
Carlyle Group, Inc. (The)	72,375	3,652,766
CBTX, Inc.	15,571	409,517
Central Pacific Financial Corp.	55,383	1,417,805
Century Bancorp, Inc., Class A	2,981	340,967
Cherry Hill Mortgage Investment Corp.(c)	52,976	487,909
Citizens & Northern Corp.	9,755	240,949
City Holding Co.	19,756	1,494,739
Civista Bancshares, Inc.	10,831	247,922
CNA Financial Corp.	74,554	3,281,122
CNB Financial Corp.	13,376	308,451
Cohen & Steers, Inc.(c)	23,706	1,972,576
Columbia Financial, Inc.(b)(c)	37,250	671,990
Community Bank System, Inc.	50,608	3,625,557
Community Trust Bancorp, Inc.	22,273	885,574
Compass Diversified Holdings	76,405	1,907,833
ConnectOne Bancorp, Inc.	38,984	1,025,279
Cowen, Inc., Class A(c)	42,676	1,706,186
Credit Acceptance Corp.(b)(c)	9,369	4,541,810
CrossFirst Bankshares, Inc.(b)	42,613	588,486
Curo Group Holdings Corp.	39,634	625,028
Customers Bancorp, Inc.(b)	47,750	1,729,505
CVB Financial Corp.	151,181	2,881,510
Diamond Hill Investment Group, Inc.	5,402	930,495
Dime Community Bancshares, Inc.	28,412	938,164
Donegal Group, Inc., Class A	16,595	256,725
Donnelley Financial Solutions, Inc.(b)	64,306	2,071,296
Dynex Capital, Inc.	60,573	1,056,999
Eagle Bancorp, Inc.	44,888	2,470,187
eHealth, Inc.(b)(c)	13,806	718,050
Elevate Credit, Inc.(b)	119,501	432,594
Ellington Financial, Inc.	66,463	1,208,297
Ellington Residential Mortgage REIT(c)	19,843	220,853
Employers Holdings, Inc.	51,568	2,141,103
Encore Capital Group, Inc.(b)(c)	83,872	3,970,500
Enova International, Inc.(b)	63,687	2,107,403
Enstar Group Ltd.(b)	12,573	3,231,512
Enterprise Financial Services Corp.	31,936	1,423,388
Equity Bancshares, Inc., Class A(b)	12,876	379,327
Essent Group Ltd.	86,486	3,906,573

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Farmers National Banc Corp.	19,598	$300,829
FB Financial Corp.	24,366	921,278
Federal Agricultural Mortgage Corp., Class C	15,219	1,483,853
Financial Institutions, Inc.	20,504	603,638
First Bancorp	298,678	3,622,964
First Bancorp/Southern Pines NC	32,088	1,283,520
First Bancshares, Inc. (The)	17,864	689,014
First Busey Corp.	57,930	1,367,148
First Commonwealth Financial Corp.	151,571	1,996,190
First Community Bankshares, Inc.	10,618	310,046
First Financial Bancorp	129,333	2,909,992
First Financial Bankshares, Inc.(c)	54,759	2,674,430
First Financial Corp.	16,344	654,577
First Foundation, Inc.	31,319	738,189
First Internet Bancorp	11,194	338,954
First Interstate BancSystem, Inc., Class A	50,168	2,103,043
First Merchants Corp.	65,282	2,658,936
First Mid Bancshares, Inc.	11,810	480,549
First of Long Island Corp. (The)	19,814	426,992
FirstCash, Inc.	49,627	3,930,458
Flagstar Bancorp, Inc.	63,943	2,926,032
Flushing Financial Corp.	58,187	1,283,023
Focus Financial Partners, Inc., Class A(b)	13,597	697,934
FS Bancorp, Inc.	7,613	264,780
German American Bancorp, Inc.	16,282	613,831
Granite Point Mortgage Trust, Inc.	167,136	2,358,289
Great Ajax Corp.	30,494	386,664
Great Southern Bancorp, Inc.	11,707	609,115
Great Western Bancorp, Inc.	124,586	3,837,249
Green Dot Corp., Class A(b)	44,711	2,059,836
Greenhill & Co., Inc.	24,467	391,961
Greenlight Capital Re Ltd., Class A(b)	71,751	631,409
Guaranty Bancshares, Inc.	6,966	233,013
Hallmark Financial Services, Inc.(b)	65,180	310,909
Hamilton Lane, Inc., Class A	4,929	458,397
Hanmi Financial Corp.	56,899	1,037,269
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,953	1,417,330
HarborOne Bancorp, Inc.	67,016	912,088
HBT Financial, Inc.	19,156	313,009
HCI Group, Inc.(c)	9,119	916,277
Heartland Financial USA, Inc.	43,158	1,968,868
Heritage Commerce Corp.	70,080	759,667
Heritage Financial Corp.	53,277	1,288,771
Heritage Insurance Holdings, Inc.	50,013	367,095
Hilltop Holdings, Inc.	91,534	2,899,797
Hingham Institution for Savings (The)	1,231	368,069
HomeStreet, Inc.	33,176	1,251,067
HomeTrust Bancshares, Inc.	19,069	502,087
Hope Bancorp, Inc.	264,724	3,507,593
Horace Mann Educators Corp.	84,196	3,351,843
Horizon Bancorp, Inc.	39,898	666,696
Houlihan Lokey, Inc.	33,501	2,984,939
Independent Bank Corp.(c)	33,164	2,344,032
Independent Bank Corporation	28,480	598,934
Independent Bank Group, Inc.	34,685	2,417,544
Interactive Brokers Group, Inc., Class A	14,169	876,494
International Bancshares Corp.	60,446	2,362,230
Investors Title Co.	1,869	311,245
James River Group Holdings Ltd.	54,665	1,988,713
Kearny Financial Corp.	109,198	1,313,652
Kinsale Capital Group, Inc.	3,493	624,007
	Shares	Value
Financials-(continued)
KKR Real Estate Finance Trust, Inc.	51,684	$1,101,386
Ladder Capital Corp.	342,803	3,914,810
Lakeland Bancorp, Inc.	43,349	709,623
Lakeland Financial Corp.	20,111	1,344,823
LendingClub Corp.(b)	115,678	2,822,543
LendingTree, Inc.(b)(c)	3,022	589,955
Live Oak Bancshares, Inc.(c)	11,471	690,439
Macatawa Bank Corp.	28,911	240,540
Maiden Holdings Ltd.(b)	86,856	293,573
MarketAxess Holdings, Inc.	4,486	2,131,613
Marlin Business Services Corp.	18,376	414,563
MBIA, Inc.(b)(c)	155,989	2,035,656
Mercantile Bank Corp.	16,659	520,594
Merchants Bancorp	7,055	258,495
Mercury General Corp.	56,197	3,418,464
Meridian Bancorp, Inc.	43,726	835,604
Meta Financial Group, Inc.	29,233	1,452,880
Metropolitan Bank Holding Corp.(b)	8,495	603,400
Midland States Bancorp, Inc.	22,822	561,649
MidWestOne Financial Group, Inc.	14,295	416,413
Moelis & Co., Class A	45,600	2,701,800
Morningstar, Inc.	6,900	1,743,147
Mr. Cooper Group, Inc.(b)(c)	88,268	3,281,804
MVB Financial Corp.	8,301	344,076
National Bank Holdings Corp., Class A	33,068	1,172,591
National Western Life Group, Inc., Class A	2,992	622,007
NBT Bancorp, Inc.	58,050	2,023,042
Nelnet, Inc., Class A	20,230	1,523,319
Nicolet Bankshares, Inc.(b)(c)	9,724	703,920
NMI Holdings, Inc., Class A(b)	66,631	1,467,215
Northeast Bank	7,992	255,025
Northfield Bancorp, Inc.	51,824	852,505
Northrim BanCorp, Inc.	9,075	370,442
Northwest Bancshares, Inc.	193,961	2,581,621
OceanFirst Financial Corp.	72,387	1,411,547
Ocwen Financial Corp.(b)(c)	17,916	468,503
OFG Bancorp	72,198	1,667,774
Old Second Bancorp, Inc.	22,035	255,165
Oportun Financial Corp.(b)	24,615	518,884
Orchid Island Capital, Inc.	85,535	423,398
Origin Bancorp, Inc.	17,702	720,117
Pacific Premier Bancorp, Inc.	51,783	1,966,718
Palomar Holdings, Inc.(b)	3,194	260,087
Park National Corp.(c)	17,010	1,937,609
Parke Bancorp, Inc.	10,920	217,963
PCSB Financial Corp.	13,597	245,290
Peapack-Gladstone Financial Corp.	20,842	671,321
PennyMac Financial Services, Inc.(c)	39,432	2,479,878
Peoples Bancorp, Inc.	21,557	635,716
Piper Sandler Cos.	14,363	1,762,196
PJT Partners, Inc., Class A	4,504	352,078
PRA Group, Inc.(b)	74,437	2,887,411
Preferred Bank	16,111	950,227
Premier Financial Corp.	26,282	703,832
Primis Financial Corp.	22,487	349,673
ProAssurance Corp.	83,301	1,689,344
Provident Bancorp, Inc.	16,612	262,137
Provident Financial Services, Inc.	117,671	2,541,694
QCR Holdings, Inc.	16,819	825,645
RBB Bancorp	11,454	274,094
Ready Capital Corp.	168,687	2,550,547
Regional Management Corp.	13,175	681,543

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Reliant Bancorp, Inc.	8,597	$238,997
Renasant Corp.(c)	78,422	2,758,886
Republic Bancorp, Inc., Class A	7,171	349,658
Republic First Bancorp, Inc.(b)(c)	60,064	221,636
RLI Corp.	31,287	3,390,885
Rocket Cos., Inc., Class A(c)	31,715	546,767
S&T Bancorp, Inc.	48,906	1,440,282
Safety Insurance Group, Inc.	23,939	1,834,206
Sandy Spring Bancorp, Inc.	52,417	2,180,023
Sculptor Capital Management, Inc.	18,855	437,813
Seacoast Banking Corp. of Florida	42,626	1,295,404
ServisFirst Bancshares, Inc.	31,143	2,213,644
Sierra Bancorp	10,627	256,430
Silvergate Capital Corp., Class A(b)	1,609	165,405
SiriusPoint Ltd. (Bermuda)(b)	99,919	979,206
SmartFinancial, Inc.	13,708	334,064
South State Corp.	44,189	3,041,971
Southern First Bancshares, Inc.(b)	7,310	362,064
Southside Bancshares, Inc.	38,353	1,382,242
Spirit of Texas Bancshares, Inc.	9,055	210,800
State Auto Financial Corp.	27,208	1,360,400
Stewart Information Services Corp.	47,610	2,809,466
Stock Yards Bancorp, Inc.(c)	18,065	860,617
StoneX Group, Inc.(b)	24,078	1,553,753
TFS Financial Corp.	37,974	739,734
Timberland Bancorp, Inc.	7,832	225,248
Tompkins Financial Corp.	13,885	1,065,674
Towne Bank	55,707	1,660,626
TPG RE Finance Trust, Inc., (Acquired 03/16/2018 - 07/27/2021; Cost $2,075,560)(d)	133,481	1,756,610
Tradeweb Markets, Inc., Class A	23,888	2,071,806
TriCo Bancshares	26,915	1,061,258
TriState Capital Holdings, Inc.(b)	28,684	582,572
Triumph Bancorp, Inc.(b)	14,096	1,080,599
Trupanion, Inc.(b)(c)	2,685	308,829
TrustCo Bank Corp.	29,212	982,400
Trustmark Corp.	74,154	2,226,103
United Community Banks, Inc.	78,020	2,247,756
United Fire Group, Inc.	33,703	839,879
United Insurance Holdings Corp.	45,347	198,620
Universal Insurance Holdings, Inc.	86,753	1,228,422
Univest Financial Corp.	30,551	835,875
Veritex Holdings, Inc.	43,368	1,454,996
Virtu Financial, Inc., Class A	43,477	1,119,098
Virtus Investment Partners, Inc.	5,474	1,511,536
Walker & Dunlop, Inc.	22,384	2,316,296
Washington Trust Bancorp, Inc.	21,820	1,063,725
Waterstone Financial, Inc.	24,054	474,585
WesBanco, Inc.	72,825	2,350,791
West Bancorporation, Inc.	13,443	396,300
Westamerica Bancorporation	27,966	1,553,511
Western Asset Mortgage Capital Corp.(c)	353,718	1,096,526
White Mountains Insurance Group Ltd.	2,539	2,873,056
WisdomTree Investments, Inc.(c)	232,564	1,437,246
World Acceptance Corp.(b)(c)	10,484	1,987,452
WSFS Financial Corp.	51,804	2,267,979
XP, Inc., Class A (Brazil)(b)(c)	14,435	592,701
		364,419,858
Health Care-9.06%
10X Genomics, Inc., Class A(b)	1,643	301,047
ABIOMED, Inc.(b)	7,252	2,372,419
	Shares	Value
Health Care-(continued)
Acadia Pharmaceuticals, Inc.(b)(c)	11,434	$247,317
Acceleron Pharma, Inc.(b)	2,897	362,299
Accuray, Inc.(b)(c)	71,214	291,977
Acorda Therapeutics, Inc.(b)(c)	80,157	300,589
Adaptive Biotechnologies Corp.(b)(c)	6,179	226,522
Addus HomeCare Corp.(b)	7,999	694,233
Agios Pharmaceuticals, Inc.(b)(c)	11,728	564,000
Akebia Therapeutics, Inc.(b)(c)	124,006	306,295
Alkermes PLC(b)	93,015	2,406,298
Allakos, Inc.(b)(c)	1,995	158,722
Allogene Therapeutics, Inc.(b)(c)	7,143	156,789
Allscripts Healthcare Solutions, Inc.(b)(c)	211,855	3,618,483
Alnylam Pharmaceuticals, Inc.(b)	10,560	1,889,606
Amedisys, Inc.(b)	8,363	2,179,565
Amicus Therapeutics, Inc.(b)	43,973	408,509
AMN Healthcare Services, Inc.(b)	45,065	4,531,736
Amneal Pharmaceuticals, Inc.(b)	150,286	740,910
Amphastar Pharmaceuticals, Inc.(b)	28,324	593,388
AnaptysBio, Inc.(b)(c)	11,929	274,128
AngioDynamics, Inc.(b)	33,017	879,243
ANI Pharmaceuticals, Inc.(b)	14,886	505,082
Anika Therapeutics, Inc.(b)	15,635	627,433
Apollo Medical Holdings, Inc.(b)(c)	9,721	859,045
Arena Pharmaceuticals, Inc.(b)	18,451	1,141,379
Arrowhead Pharmaceuticals, Inc.(b)	3,247	224,985
Assembly Biosciences, Inc.(b)(c)	45,989	159,582
Assertio Holdings, Inc.(b)(c)	114,414	144,162
Atara Biotherapeutics, Inc.(b)	15,612	199,053
AtriCure, Inc.(b)	5,789	488,939
Atrion Corp.	740	465,416
Avanos Medical, Inc.(b)	42,952	1,629,599
Bio-Techne Corp.	7,572	3,651,521
Bluebird Bio, Inc.(b)	52,167	1,325,563
Blueprint Medicines Corp.(b)	5,044	443,216
Bridgebio Pharma, Inc.(b)(c)	4,259	227,644
Brookdale Senior Living, Inc.(b)	636,599	4,787,225
Bruker Corp.	33,825	2,782,106
Cardiovascular Systems, Inc.(b)	7,276	293,150
Castlight Health, Inc., Class B(b)	106,177	247,392
Chemed Corp.	5,598	2,664,760
Collegium Pharmaceutical, Inc.(b)(c)	7,390	183,937
Computer Programs & Systems, Inc.	19,324	610,059
CONMED Corp.	14,308	1,973,646
Corcept Therapeutics, Inc.(b)	23,587	489,902
CorVel Corp.(b)	4,651	654,954
CRISPR Therapeutics AG (Switzerland)(b)	5,727	693,082
Cross Country Healthcare, Inc.(b)	85,027	1,396,143
CryoLife, Inc.(b)(c)	16,510	445,770
Cymabay Therapeutics, Inc.(b)(c)	36,902	145,394
Deciphera Pharmaceuticals, Inc.(b)(c)	8,512	259,531
Denali Therapeutics, Inc.(b)	3,446	175,849
DexCom, Inc.(b)	3,748	1,932,132
Eagle Pharmaceuticals, Inc.(b)	8,864	412,176
Editas Medicine, Inc.(b)(c)	4,983	208,588
Emergent BioSolutions, Inc.(b)	21,778	1,435,170
Enanta Pharmaceuticals, Inc.(b)	16,441	694,632
Endo International PLC(b)	248,454	1,257,177
Ensign Group, Inc. (The)	23,392	1,989,957
Enzo Biochem, Inc.(b)(c)	60,983	198,805
Epizyme, Inc.(b)(c)	28,349	187,954
Evolent Health, Inc., Class A(b)(c)	60,207	1,381,149
Exact Sciences Corp.(b)	16,335	1,761,566

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Exelixis, Inc.(b)	131,545	$2,216,533
Fate Therapeutics, Inc.(b)	1,982	164,110
FibroGen, Inc.(b)(c)	12,077	157,001
Five Star Senior Living, Inc.(b)	59,233	336,443
Fluidigm Corp.(b)(c)	43,658	323,506
FONAR Corp.(b)	11,779	199,301
G1 Therapeutics, Inc.(b)(c)	9,006	155,894
Glaukos Corp.(b)	8,021	409,071
Global Blood Therapeutics, Inc.(b)(c)	11,607	317,219
Globus Medical, Inc., Class A(b)	35,301	2,935,984
Gossamer Bio., Inc.(b)(c)	24,221	190,377
Guardant Health, Inc.(b)(c)	4,558	500,468
Haemonetics Corp.(b)	14,809	900,239
Halozyme Therapeutics, Inc.(b)	4,845	200,244
Hanger, Inc.(b)	37,635	923,563
Harvard Bioscience, Inc.(b)	40,858	322,370
Health Catalyst, Inc.(b)(c)	4,741	275,262
HealthEquity, Inc.(b)(c)	20,578	1,522,360
HealthStream, Inc.(b)	23,543	687,691
Heron Therapeutics, Inc.(b)	23,429	289,582
Heska Corp.(b)(c)	1,497	360,328
Homology Medicines, Inc.(b)(c)	16,388	104,228
Horizon Therapeutics PLC(b)	41,929	4,193,739
ICU Medical, Inc.(b)	11,491	2,336,005
Innoviva, Inc.(b)	53,085	752,745
Inogen, Inc.(b)	11,715	934,506
Inovalon Holdings, Inc., Class A(b)	33,842	1,281,935
Insmed, Inc.(b)	7,065	173,799
Insulet Corp.(b)	2,121	593,223
Integer Holdings Corp.(b)	35,942	3,518,362
Integra LifeSciences Holdings Corp.(b)	39,822	2,882,715
Intellia Therapeutics, Inc.(b)	3,592	509,525
Intersect ENT, Inc.(b)	7,830	182,831
Invacare Corp.(b)(c)	75,960	549,191
Invitae Corp.(b)(c)	6,626	185,462
Ionis Pharmaceuticals, Inc.(b)(c)	38,051	1,413,214
Iovance Biotherapeutics, Inc.(b)(c)	6,236	138,876
iRhythm Technologies, Inc.(b)	1,409	72,028
Ironwood Pharmaceuticals, Inc.(b)	22,035	292,404
Karuna Therapeutics, Inc.(b)(c)	1,802	205,824
Kodiak Sciences, Inc.(b)	1,836	153,930
Kura Oncology, Inc.(b)	6,319	119,682
Lannett Co., Inc.(b)(c)	134,070	622,085
Lantheus Holdings, Inc.(b)	36,010	942,382
LeMaitre Vascular, Inc.	5,744	312,818
LHC Group, Inc.(b)	14,270	3,070,619
Ligand Pharmaceuticals, Inc.(b)(c)	7,745	879,135
LivaNova PLC(b)(c)	31,292	2,700,500
MacroGenics, Inc.(b)	15,563	388,452
Madrigal Pharmaceuticals, Inc.(b)(c)	1,987	173,505
Masimo Corp.(b)	10,754	2,929,282
Medpace Holdings, Inc.(b)	8,709	1,532,261
Meridian Bioscience, Inc.(b)	37,740	773,670
Merit Medical Systems, Inc.(b)	34,461	2,415,372
Mesa Laboratories, Inc.	1,138	335,152
Mirati Therapeutics, Inc.(b)	1,641	262,658
Moderna, Inc.(b)(c)	5,954	2,105,334
ModivCare, Inc.(b)	10,050	1,708,500
Myriad Genetics, Inc.(b)	76,200	2,410,206
NanoString Technologies, Inc.(b)(c)	2,360	146,178
Natera, Inc.(b)(c)	3,704	424,182
National HealthCare Corp.	11,869	921,628
	Shares	Value
Health Care-(continued)
National Research Corp.	9,187	$484,890
Natus Medical, Inc.(b)	37,322	996,497
Nektar Therapeutics(b)(c)	81,058	1,279,906
Neogen Corp.(b)	34,610	1,507,612
NeoGenomics, Inc.(b)	12,656	583,442
Neurocrine Biosciences, Inc.(b)	7,758	723,123
Nevro Corp.(b)(c)	2,562	397,110
NextCure, Inc.(b)	15,742	109,092
NextGen Healthcare, Inc.(b)	45,463	737,410
Novocure Ltd.(b)	1,968	303,092
NuVasive, Inc.(b)	49,562	3,169,490
Omnicell, Inc.(b)	14,296	2,094,364
OPKO Health, Inc.(b)(c)	291,222	1,001,804
OraSure Technologies, Inc.(b)(c)	51,749	610,121
Orthofix Medical, Inc.(b)	18,182	722,553
Pacira BioSciences, Inc.(b)	8,410	495,770
PDL BioPharma, Inc.(b)(e)	527,611	1,303,199
Pennant Group, Inc. (The)(b)	6,122	209,495
Penumbra, Inc.(b)(c)	2,730	726,808
PetIQ, Inc.(b)(c)	13,975	494,156
Phibro Animal Health Corp., Class A	29,101	688,821
PPD, Inc.(b)	73,638	3,396,185
Prestige Consumer Healthcare, Inc.(b)	74,598	3,920,125
Prothena Corp. PLC (Ireland)(b)	9,815	491,732
PTC Therapeutics, Inc.(b)	11,698	448,384
Quidel Corp.(b)(c)	6,424	908,803
R1 RCM, Inc.(b)	11,612	248,613
RadNet, Inc.(b)	67,184	2,468,340
Reata Pharmaceuticals, Inc., Class A(b)	1,681	210,646
REGENXBIO, Inc.(b)	9,807	316,962
Repligen Corp.(b)	6,642	1,631,939
Revance Therapeutics, Inc.(b)(c)	8,065	234,530
Rhythm Pharmaceuticals, Inc.(b)(c)	8,119	140,378
Royalty Pharma PLC, Class A(c)	20,213	772,137
Sage Therapeutics, Inc.(b)	10,510	459,602
Sangamo Therapeutics, Inc.(b)(c)	30,999	296,970
Sarepta Therapeutics, Inc.(b)(c)	11,026	747,342
Seagen, Inc.(b)	10,731	1,646,028
SeaSpine Holdings Corp.(b)	11,159	218,605
SIGA Technologies, Inc.(b)	45,564	290,243
Spectrum Pharmaceuticals, Inc.(b)(c)	63,412	204,187
STAAR Surgical Co.(b)	2,194	280,656
Supernus Pharmaceuticals, Inc.(b)	42,620	1,122,185
Surgery Partners, Inc.(b)	25,384	1,384,951
SurModics, Inc.(b)	4,678	257,805
Tabula Rasa HealthCare, Inc.(b)(c)	5,866	252,003
Tactile Systems Technology, Inc.(b)	3,810	186,614
Tandem Diabetes Care, Inc.(b)	3,399	369,369
Taro Pharmaceutical Industries Ltd.(b)	10,854	772,805
Teladoc Health, Inc.(b)(c)	3,623	537,834
Tilray, Inc., Class 2 (Canada)(b)(c)	10,433	152,426
Tivity Health, Inc.(b)(c)	38,257	959,486
Travere Therapeutics, Inc.(b)	10,909	149,999
Triple-S Management Corp., Class B(b)	31,097	756,590
Turning Point Therapeutics, Inc.(b)	2,695	171,995
Ultragenyx Pharmaceutical, Inc.(b)	4,477	357,399
uniQure N.V. (Netherlands)(b)	8,827	256,071
US Physical Therapy, Inc.	6,027	712,150
Utah Medical Products, Inc.	2,711	242,363
Vanda Pharmaceuticals, Inc.(b)	28,769	469,222
Varex Imaging Corp.(b)(c)	63,875	1,743,788
Veeva Systems, Inc., Class A(b)	9,709	3,230,281

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Veracyte, Inc.(b)(c)	4,799	$213,843
Viking Therapeutics, Inc.(b)(c)	35,055	215,588
Vir Biotechnology, Inc.(b)(c)	2,663	94,936
Vocera Communications, Inc.(b)(c)	6,303	264,474
XBiotech, Inc.(c)	19,377	313,907
Xencor, Inc.(b)	12,886	396,631
Zogenix, Inc.(b)(c)	11,034	178,861
Zymeworks, Inc. (Canada)(b)	6,466	207,494
		177,836,821
Industrials-18.14%
AAON, Inc.	10,561	656,366
AAR Corp.(b)	55,633	1,989,436
Acacia Research Corp.(b)	29,856	168,388
ACCO Brands Corp.	186,597	1,668,177
ADT, Inc.(c)	330,316	3,465,015
Advanced Drainage Systems, Inc.	14,502	1,770,549
Aerojet Rocketdyne Holdings, Inc.(c)	57,664	2,720,588
AeroVironment, Inc.(b)	6,477	654,825
Air Transport Services Group, Inc.(b)(c)	87,919	2,127,640
Alamo Group, Inc.	8,128	1,192,947
Albany International Corp., Class A	24,562	2,120,929
Allegiant Travel Co.(b)	3,973	755,347
Allied Motion Technologies, Inc.	9,119	300,106
Altra Industrial Motion Corp.	53,361	3,344,667
Ameresco, Inc., Class A(b)	10,811	740,878
American Woodmark Corp.(b)	26,313	1,953,740
API Group Corp.(b)(f)	143,720	3,294,062
Apogee Enterprises, Inc.	50,108	1,987,784
ARC Document Solutions, Inc.	75,545	156,378
ArcBest Corp.	51,045	3,017,270
Arcosa, Inc.	51,371	2,813,076
Argan, Inc.	19,821	890,954
Armstrong Flooring, Inc.(b)	82,933	358,271
Armstrong World Industries, Inc.	27,392	2,963,267
Astec Industries, Inc.	22,543	1,382,111
Astronics Corp.(b)	57,779	986,865
Atkore, Inc.(b)	38,015	2,855,307
Atlas Corp. (Canada)(c)	153,725	2,009,186
Axon Enterprise, Inc.(b)	5,552	1,032,783
AZEK Co., Inc. (The)(b)	19,731	717,616
AZZ, Inc.	35,487	1,880,456
Babcock & Wilcox Enterprises, Inc.(b)	68,508	490,517
Barnes Group, Inc.	60,941	3,087,880
Barrett Business Services, Inc.	12,374	905,901
BGSF, Inc.(c)	25,869	326,467
Bloom Energy Corp., Class A(b)(c)	6,316	137,689
Blue Bird Corp.(b)(c)	26,257	656,425
BlueLinx Holdings, Inc.(b)(c)	36,883	1,584,494
Brady Corp., Class A	48,649	2,660,127
BrightView Holdings, Inc.(b)	86,839	1,392,029
BWX Technologies, Inc.	59,078	3,392,850
Caesarstone Ltd.	51,704	686,112
CAI International, Inc.	35,009	1,953,852
Casella Waste Systems, Inc., Class A(b)	19,108	1,314,248
CBIZ, Inc.(b)	56,165	1,816,376
CECO Environmental Corp.(b)	25,385	178,710
Chart Industries, Inc.(b)(c)	17,601	2,736,075
China Yuchai International Ltd. (China)	13,838	202,727
Cimpress PLC (Ireland)(b)(c)	21,421	2,190,297
CIRCOR International, Inc.(b)	28,715	885,571
Clarivate PLC (United Kingdom)(b)	29,704	677,251
Columbus McKinnon Corp.	23,424	1,086,874
	Shares	Value
Industrials-(continued)
Comfort Systems USA, Inc.	38,870	$2,905,532
Commercial Vehicle Group, Inc.(b)	91,721	838,330
Concrete Pumping Holdings, Inc.(b)	34,617	301,168
Construction Partners, Inc.(b)(c)	21,036	706,389
Copa Holdings S.A., Class A (Panama)(b)(c)	14,414	1,022,097
Cornerstone Building Brands, Inc.(b)	116,097	1,952,752
Corporacion America Airports S.A. (Argentina)(b)	87,801	488,174
Costamare, Inc. (Monaco)	119,681	1,297,342
Covenant Logistics Group, Inc., Class A(b)	30,641	643,767
CRA International, Inc.	8,467	725,876
CSW Industrials, Inc.	4,611	545,435
Custom Truck One Source, Inc.(b)(c)	23,487	182,964
Danaos Corp. (Greece)	32,178	2,168,475
Daseke, Inc.(b)	137,485	950,021
Diana Shipping, Inc. (Greece)(b)	149,915	650,631
Douglas Dynamics, Inc.	24,591	981,181
Ducommun, Inc.(b)	15,626	843,023
Dun & Bradstreet Holdings, Inc.(b)(c)	12,134	254,329
DXP Enterprises, Inc.(b)	23,989	783,241
Eagle Bulk Shipping, Inc.(b)(c)	11,223	467,999
Echo Global Logistics, Inc.(b)	54,224	1,677,148
Encore Wire Corp.	23,792	1,866,007
Enerpac Tool Group Corp.	35,032	899,271
Eneti, Inc.(c)	27,397	444,927
Ennis, Inc.	53,281	1,053,365
EnPro Industries, Inc.	27,032	2,517,220
ESCO Technologies, Inc.	14,957	1,411,492
Evoqua Water Technologies Corp.(b)	62,046	2,048,138
Exponent, Inc.	13,048	1,397,310
Federal Signal Corp.	48,428	1,918,233
Forrester Research, Inc.(b)	8,607	403,238
Forward Air Corp.	22,447	1,985,213
Franklin Covey Co.(b)	10,416	381,121
Franklin Electric Co., Inc.	29,011	2,371,939
FreightCar America, Inc.(b)(c)	87,737	455,355
Genco Shipping & Trading Ltd.	37,845	664,180
Gibraltar Industries, Inc.(b)	20,968	1,565,890
Global Industrial Co.	18,014	711,913
Global Ship Lease, Inc., Class A (United Kingdom)	14,605	252,959
GMS, Inc.(b)	99,346	4,880,869
Golden Ocean Group Ltd. (Norway)(c)	211,339	2,064,782
Gorman-Rupp Co. (The)	16,453	587,208
GP Strategies Corp.(b)	15,134	307,977
GrafTech International Ltd.	52,460	596,470
Graham Corp.	12,238	167,538
Granite Construction, Inc.	105,764	4,063,453
Great Lakes Dredge & Dock Corp.(b)	85,596	1,318,178
Griffon Corp.	75,094	1,736,173
H&E Equipment Services, Inc.	83,899	2,855,083
Harsco Corp.(b)	110,510	2,223,461
Hawaiian Holdings, Inc.(b)	41,655	821,853
HC2 Holdings, Inc.(b)(c)	210,316	773,963
Healthcare Services Group, Inc.(c)	95,402	2,489,992
Heartland Express, Inc.	54,637	930,468
HEICO Corp.	10,694	1,446,364
HEICO Corp., Class A	18,010	2,184,433
Heidrick & Struggles International, Inc.	28,629	1,222,745
Helios Technologies, Inc.	17,990	1,454,492
Herc Holdings, Inc.(b)	43,137	5,350,713
Heritage-Crystal Clean, Inc.(b)	17,829	502,421

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Herman Miller, Inc.	117,144	$5,054,764
Hill International, Inc.(b)	120,174	259,576
Hillenbrand, Inc.	75,698	3,429,119
HNI Corp.	66,353	2,474,967
Huron Consulting Group, Inc.(b)	26,598	1,306,760
Hyster-Yale Materials Handling, Inc.	17,858	1,279,347
IAA, Inc.(b)	44,108	2,667,652
ICF International, Inc.	20,553	1,882,038
IES Holdings, Inc.(b)	8,845	481,256
Infrastructure and Energy Alternatives, Inc.(b)(c)	19,300	232,951
Insperity, Inc.	38,135	3,777,272
Insteel Industries, Inc.	24,941	968,459
Interface, Inc.	137,880	1,988,230
JELD-WEN Holding, Inc.(b)	128,820	3,411,154
John Bean Technologies Corp.	16,479	2,415,492
Kadant, Inc.	7,146	1,287,209
Kaman Corp.	39,771	1,763,844
Kelly Services, Inc., Class A(b)	48,990	1,073,861
Kforce, Inc.	26,734	1,669,004
Kimball International, Inc., Class B	72,795	901,202
Korn Ferry	49,536	3,405,105
Kornit Digital Ltd. (Israel)(b)	3,655	483,045
Kratos Defense & Security Solutions, Inc.(b)	39,644	1,078,317
Lawson Products, Inc.(b)	4,059	213,057
LB Foster Co., Class A(b)	15,330	278,393
Limbach Holdings, Inc.(b)	21,331	190,699
Lindsay Corp.	5,545	891,026
LSI Industries, Inc.	38,863	292,638
Luxfer Holdings PLC (United Kingdom)	28,000	583,800
Lydall, Inc.(b)	32,463	1,986,736
Lyft, Inc., Class A(b)(c)	61,605	3,407,989
Manitowoc Co., Inc. (The)(b)	89,489	2,071,670
ManTech International Corp., Class A	28,329	2,477,654
Marten Transport Ltd.	69,966	1,106,862
Masonite International Corp.(b)	30,109	3,407,134
Matrix Service Co.(b)	90,054	982,489
Matson, Inc.	9,803	657,977
Matthews International Corp., Class A	47,607	1,647,202
Maxar Technologies, Inc.	67,361	2,443,183
McGrath RentCorp	24,333	1,908,194
Mercury Systems, Inc.(b)	27,734	1,830,444
Mesa Air Group, Inc.(b)	104,518	932,301
Miller Industries, Inc.	18,060	677,431
Mistras Group, Inc.(b)	53,911	566,066
Moog, Inc., Class A	39,421	3,069,713
MRC Global, Inc.(b)	151,929	1,393,189
MSA Safety, Inc.	15,997	2,631,187
Mueller Industries, Inc.	79,518	3,451,081
Mueller Water Products, Inc., Class A	152,674	2,262,629
MYR Group, Inc.(b)	31,004	2,964,913
National Presto Industries, Inc.	6,058	584,476
NN, Inc.(b)	45,908	314,011
Northwest Pipe Co.(b)	11,977	340,267
NOW, Inc.(b)	324,375	3,201,581
NV5 Global, Inc.(b)	6,229	591,755
Orion Group Holdings, Inc.(b)	99,168	532,532
PAE, Inc.(b)(c)	33,533	299,114
PAM Transportation Services, Inc.(b)	3,146	196,625
Park Aerospace Corp.	34,333	511,562
Park-Ohio Holdings Corp.	10,536	306,492
Parsons Corp.(b)(c)	26,625	1,028,258
	Shares	Value
Industrials-(continued)
PGT Innovations, Inc.(b)	55,783	$1,259,580
Powell Industries, Inc.	20,761	603,937
Preformed Line Products Co.	3,317	227,281
Primoris Services Corp.	82,466	2,465,733
Proto Labs, Inc.(b)(c)	8,028	627,709
Quad/Graphics, Inc.(b)(c)	84,935	297,273
Quanex Building Products Corp.	48,068	1,194,009
Radiant Logistics, Inc.(b)	71,178	442,727
Raven Industries, Inc.	23,596	1,374,467
RBC Bearings, Inc.(b)	12,146	2,854,310
Resources Connection, Inc.	83,499	1,293,400
REV Group, Inc.	72,639	1,097,575
Rollins, Inc.	67,608	2,591,415
RR Donnelley & Sons Co.(b)	267,319	1,635,992
Rush Enterprises, Inc., Class A	71,508	3,360,161
Rush Enterprises, Inc., Class B	11,416	500,934
Safe Bulkers, Inc. (Greece)(b)	88,437	295,380
Saia, Inc.(b)	14,115	3,189,990
Schneider National, Inc., Class B	97,224	2,181,707
Shyft Group, Inc. (The)	19,608	773,340
Simpson Manufacturing Co., Inc.	26,455	2,975,658
SiteOne Landscape Supply, Inc.(b)	16,116	2,816,754
SkyWest, Inc.(b)	26,309	1,065,251
SP Plus Corp.(b)	51,258	1,680,750
Spirit Airlines, Inc.(b)(c)	50,679	1,367,319
SPX Corp.(b)	28,246	1,882,878
SPX FLOW, Inc.	46,127	3,789,333
Standex International Corp.	13,449	1,237,308
Star Bulk Carriers Corp. (Greece)	54,131	1,030,113
Steelcase, Inc., Class A	252,256	3,468,520
Sterling Construction Co., Inc.(b)	49,064	1,077,445
Sunrun, Inc.(b)(c)	17,339	918,447
Team, Inc.(b)	61,464	379,233
Tennant Co.	19,058	1,507,869
Tetra Tech, Inc.	22,486	3,002,331
Textainer Group Holdings Ltd. (China)(b)	73,602	2,375,873
Thermon Group Holdings, Inc.(b)	40,911	681,577
Titan International, Inc.(b)	120,436	1,038,158
Titan Machinery, Inc.(b)	49,703	1,418,027
TPI Composites, Inc.(b)(c)	16,784	656,926
Transcat, Inc.(b)	5,366	342,619
Trex Co., Inc.(b)	16,771	1,628,464
TriMas Corp.(b)	48,103	1,573,930
TriNet Group, Inc.(b)	31,253	2,593,374
Triumph Group, Inc.(b)	146,392	2,788,768
TrueBlue, Inc.(b)	62,791	1,707,287
Tutor Perini Corp.(b)	106,798	1,502,648
UniFirst Corp.	10,987	2,392,639
Universal Logistics Holdings, Inc.	17,107	394,316
Upwork, Inc.(b)	6,717	347,873
US Ecology, Inc.(b)(c)	46,075	1,612,625
US Xpress Enterprises, Inc., Class A(b)(c)	77,284	674,689
USA Truck, Inc.(b)	12,969	181,047
Vectrus, Inc.(b)	25,291	1,145,429
Veritiv Corp.(b)	28,000	1,715,840
Vertiv Holdings Co.	57,928	1,624,301
Viad Corp.(b)	39,162	1,795,578
Vicor Corp.(b)	2,221	256,770
VSE Corp.(c)	8,546	427,727
Wabash National Corp.	142,223	2,082,145
Watts Water Technologies, Inc., Class A	18,824	2,837,906
Welbilt, Inc.(b)	158,430	3,721,521

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Willdan Group, Inc.(b)(c)	8,620	$355,575
WillScot Mobile Mini Holdings Corp.(b)	51,242	1,471,158
Yellow Corp.(b)(c)	332,812	1,730,622
		356,114,232
Information Technology-13.02%
3D Systems Corp.(b)(c)	25,101	691,282
8x8, Inc.(b)(c)	13,016	332,689
A10 Networks, Inc.(b)	23,486	299,916
ACI Worldwide, Inc.(b)	75,609	2,593,389
ADTRAN, Inc.	62,960	1,410,934
Advanced Energy Industries, Inc.	17,882	1,855,257
Alarm.com Holdings, Inc.(b)(c)	6,661	554,328
Alpha & Omega Semiconductor Ltd.(b)	15,934	414,125
Altair Engineering, Inc., Class A(b)(c)	7,019	489,645
Alteryx, Inc., Class A(b)	4,604	356,350
Ambarella, Inc.(b)	6,064	597,243
American Software, Inc., Class A	20,725	455,950
Amkor Technology, Inc.	157,247	3,874,566
Anaplan, Inc.(b)	5,271	301,501
Applied Optoelectronics, Inc.(b)(c)	50,838	392,978
Arlo Technologies, Inc.(b)	67,436	412,034
Aspen Technology, Inc.(b)	12,225	1,788,028
Atlassian Corp. PLC, Class A(b)	2,589	841,736
Autodesk, Inc.(b)	6,681	2,145,470
Avalara, Inc.(b)	3,954	660,990
Aviat Networks, Inc.(b)	6,796	253,355
Avid Technology, Inc.(b)	18,912	707,120
Axcelis Technologies, Inc.(b)	22,473	866,334
AXT, Inc.(b)	19,967	203,663
Badger Meter, Inc.	9,599	969,787
Bel Fuse, Inc., Class B	15,566	212,320
Belden, Inc.	80,538	3,946,362
Benchmark Electronics, Inc.	59,166	1,561,982
Blackbaud, Inc.(b)	22,942	1,636,453
Blackline, Inc.(b)(c)	3,890	444,977
BM Technologies, Inc.(b)	8,176	82,005
Bottomline Technologies (DE), Inc.(b)	17,542	707,995
Box, Inc., Class A(b)	21,232	507,869
Brightcove, Inc.(b)	8,640	99,101
Brooks Automation, Inc.	23,784	2,117,014
CalAmp Corp.(b)	44,381	538,342
Calix, Inc.(b)	12,028	562,670
Casa Systems, Inc.(b)(c)	27,990	210,205
Cass Information Systems, Inc.	14,507	639,614
Ceragon Networks Ltd. (Israel)(b)(c)	81,288	325,152
Cerence, Inc.(b)(c)	13,919	1,496,432
Ceridian HCM Holding, Inc.(b)	24,810	2,441,304
CEVA, Inc.(b)	5,298	262,993
ChannelAdvisor Corp.(b)	7,609	177,214
Cirrus Logic, Inc.(b)	42,856	3,539,477
Cloudera, Inc.(b)	66,499	1,055,339
Cloudflare, Inc., Class A(b)	3,942	467,639
CMC Materials, Inc.	12,425	1,797,152
Cognex Corp.	30,346	2,743,582
Cohu, Inc.(b)	17,392	615,851
CommVault Systems, Inc.(b)	13,139	993,177
Comtech Telecommunications Corp.	38,898	971,283
Conduent, Inc.(b)	577,587	3,875,609
Cornerstone OnDemand, Inc.(b)	9,498	455,334
Coupa Software, Inc.(b)(c)	1,773	384,741
Crowdstrike Holdings, Inc., Class A(b)	2,814	713,659
CSG Systems International, Inc.	39,724	1,801,881
	Shares	Value
Information Technology-(continued)
CTS Corp.	27,788	$972,302
CyberArk Software Ltd.(b)	6,724	955,010
Daktronics, Inc.(b)	70,327	429,698
Datadog, Inc., Class A(b)	4,835	535,235
Diebold Nixdorf, Inc.(b)	199,574	2,077,565
Digi International, Inc.(b)	25,180	520,722
Diodes, Inc.(b)	29,452	2,415,064
DocuSign, Inc.(b)	4,128	1,230,309
Dolby Laboratories, Inc., Class A	30,813	2,991,942
Dropbox, Inc., Class A(b)	46,436	1,462,270
DSP Group, Inc.(b)	14,900	239,145
Dynatrace, Inc.(b)	19,270	1,230,775
Eastman Kodak Co.(b)(c)	31,875	235,238
Ebix, Inc.(c)	38,115	1,151,835
Elastic N.V.(b)	2,954	437,369
EMCORE Corp.(b)	35,099	306,765
Enphase Energy, Inc.(b)	3,060	580,176
Entegris, Inc.	30,617	3,693,635
Envestnet, Inc.(b)	22,254	1,674,168
ePlus, Inc.(b)	22,728	2,101,431
Everbridge, Inc.(b)(c)	1,965	277,497
EVERTEC, Inc.	33,712	1,473,214
Evo Payments, Inc., Class A(b)	15,726	459,199
ExlService Holdings, Inc.(b)	22,222	2,515,975
Extreme Networks, Inc.(b)	77,008	847,858
Fabrinet (Thailand)(b)	26,837	2,536,633
Fair Isaac Corp.(b)	3,390	1,776,055
FARO Technologies, Inc.(b)	7,129	519,633
Fastly, Inc., Class A(b)(c)	3,441	165,409
FireEye, Inc.(b)	65,168	1,316,394
Five9, Inc.(b)	2,245	451,896
FormFactor, Inc.(b)	27,337	1,018,577
Fortinet, Inc.(b)	17,236	4,692,329
Globant S.A.(b)	5,519	1,319,924
GreenSky, Inc., Class A(b)	54,669	359,175
GTY Technology Holdings, Inc.(b)	44,826	310,196
Guidewire Software, Inc.(b)(c)	18,004	2,074,061
Hackett Group, Inc. (The)	33,134	593,761
Harmonic, Inc.(b)	68,750	608,438
HubSpot, Inc.(b)	1,671	995,949
I3 Verticals, Inc., Class A(b)	6,716	214,375
Ichor Holdings Ltd.(b)	15,936	821,820
II-VI Incorporated(b)(c)	32,087	2,239,993
Infinera Corp.(b)(c)	93,987	931,411
Information Services Group, Inc.(c)	72,572	433,255
InterDigital, Inc.	36,959	2,435,229
International Money Express, Inc.(b)	13,147	212,850
Itron, Inc.(b)	33,217	3,275,861
Ituran Location and Control Ltd. (Israel)	15,212	386,233
Kimball Electronics, Inc.(b)	25,443	518,783
Knowles Corp.(b)	118,150	2,367,726
Kulicke & Soffa Industries, Inc. (Singapore)	32,450	1,763,982
KVH Industries, Inc.(b)	19,030	215,420
Lattice Semiconductor Corp.(b)	16,461	934,162
Limelight Networks, Inc.(b)(c)	82,578	232,044
Littelfuse, Inc.	11,665	3,102,773
LivePerson, Inc.(b)(c)	4,813	306,540
LiveRamp Holdings, Inc.(b)	21,623	865,136
Lumentum Holdings, Inc.(b)(c)	33,600	2,822,064
MACOM Technology Solutions Holdings, Inc.(b)	8,060	497,463

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
MagnaChip Semiconductor Corp. (South Korea)(b)	39,244	$815,490
Manhattan Associates, Inc.(b)	11,181	1,784,823
Maxeon Solar Technologies Ltd.(b)	9,401	149,476
MaxLinear, Inc.(b)	20,784	1,002,412
Medallia, Inc.(b)	8,083	273,771
Methode Electronics, Inc.	48,657	2,327,264
MicroStrategy, Inc., Class A(b)(c)	1,316	823,829
Mimecast Ltd.(b)	10,631	590,552
Momentive Global, Inc.(b)	20,727	435,267
MoneyGram International, Inc.(b)	177,690	1,837,315
MongoDB, Inc.(b)(c)	534	191,663
Monolithic Power Systems, Inc.	5,315	2,387,817
N-able, Inc.(b)	21,218	292,808
NeoPhotonics Corp.(b)	37,664	365,341
Net 1 UEPS Technologies, Inc. (South Africa)(b)	139,912	604,420
NETGEAR, Inc.(b)(c)	35,782	1,225,534
NetScout Systems, Inc.(b)	112,896	3,246,889
New Relic, Inc.(b)	9,509	656,882
nLight, Inc.(b)	7,915	274,571
Novanta, Inc.(b)	8,891	1,248,385
Nutanix, Inc., Class A(b)	24,329	876,331
NVE Corp.	3,826	287,218
Okta, Inc.(b)	2,082	515,899
OneSpan, Inc.(b)	18,375	453,311
Onto Innovation, Inc.(b)	25,550	1,790,544
OSI Systems, Inc.(b)	19,834	1,984,392
PagerDuty, Inc.(b)(c)	7,321	297,159
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	35,941	1,992,569
Palo Alto Networks, Inc.(b)	7,902	3,153,293
PAR Technology Corp.(b)(c)	2,488	151,892
Paycom Software, Inc.(b)	3,734	1,493,600
Paylocity Holding Corp.(b)	2,565	532,135
PC Connection, Inc.	20,965	997,095
PDF Solutions, Inc.(b)	13,748	257,225
Pegasystems, Inc.	4,004	511,071
Perficient, Inc.(b)	18,342	1,729,467
PFSweb, Inc.(b)	33,870	398,311
Photronics, Inc.(b)	137,839	1,842,907
Ping Identity Holding Corp.(b)(c)	14,920	329,284
Plantronics, Inc.(b)(c)	22,711	708,356
Power Integrations, Inc.	16,205	1,571,723
Progress Software Corp.	25,724	1,172,757
Proofpoint, Inc.(b)	7,960	1,390,294
PROS Holdings, Inc.(b)	5,802	251,923
PTC, Inc.(b)	17,543	2,376,199
Pure Storage, Inc., Class A(b)	56,920	1,111,078
Q2 Holdings, Inc.(b)	3,724	384,726
QAD, Inc., Class A	3,517	305,100
Qualys, Inc.(b)	7,727	784,754
Quantum Corp.(b)	33,055	204,941
Radware Ltd. (Israel)(b)	21,068	679,022
Rambus, Inc.(b)	68,443	1,619,361
Rapid7, Inc.(b)(c)	3,104	353,080
Repay Holdings Corp.(b)(c)	10,676	265,939
Ribbon Communications, Inc.(b)	42,652	294,725
RingCentral, Inc., Class A(b)	2,616	699,178
Rogers Corp.(b)	11,808	2,250,605
SailPoint Technologies Holding, Inc.(b)(c)	10,777	538,742
ScanSource, Inc.(b)	28,135	776,245
Semtech Corp.(b)	22,016	1,363,011
	Shares	Value
Information Technology-(continued)
Shift4 Payments, Inc., Class A(b)(c)	2,539	$226,453
Silicom Ltd. (Israel)(b)	5,589	250,890
Silicon Laboratories, Inc.(b)	14,025	2,089,585
SMART Global Holdings, Inc.(b)(c)	17,198	805,554
Smartsheet, Inc., Class A(b)	6,011	436,098
SolarEdge Technologies, Inc.(b)	6,640	1,722,947
SolarWinds Corp.(b)(c)	42,086	473,047
Splunk, Inc.(b)	19,809	2,812,482
SPS Commerce, Inc.(b)	6,182	673,529
Square, Inc., Class A(b)	11,952	2,955,252
StarTek, Inc.(b)	25,729	180,618
StoneCo Ltd., Class A (Brazil)(b)	20,472	1,204,572
Stratasys Ltd.(b)(c)	40,112	791,811
SunPower Corp.(b)(c)	13,157	325,899
Super Micro Computer, Inc.(b)	100,087	3,807,309
Switch, Inc., Class A(c)	16,796	347,005
Sykes Enterprises, Inc.(b)	56,228	3,017,194
Synaptics, Inc.(b)(c)	20,960	3,184,243
Synchronoss Technologies, Inc.(b)(c)	64,698	183,742
Tenable Holdings, Inc.(b)	4,525	193,670
Teradata Corp.(b)	63,175	3,137,270
Trade Desk, Inc. (The), Class A(b)	15,578	1,275,994
TTEC Holdings, Inc.	8,597	898,387
Tucows, Inc., Class A(b)(c)	5,062	393,621
Turtle Beach Corp.(b)(c)	6,205	191,735
Tyler Technologies, Inc.(b)	7,063	3,479,516
Ubiquiti, Inc.(c)	766	239,835
Ultra Clean Holdings, Inc.(b)	28,768	1,553,760
Unisys Corp.(b)	131,482	2,938,623
Universal Display Corp.	5,996	1,406,002
Upland Software, Inc.(b)	6,176	222,336
Varonis Systems, Inc.(b)(c)	3,799	232,499
Veeco Instruments, Inc.(b)(c)	32,630	757,016
Verint Systems, Inc.(b)	59,774	2,550,557
VeriSign, Inc.(b)	17,133	3,707,067
Verra Mobility Corp.(b)(c)	67,614	1,035,170
Viavi Solutions, Inc.(b)	105,929	1,767,955
Vishay Precision Group, Inc.(b)	16,385	595,267
Vonage Holdings Corp.(b)	140,299	2,000,664
Wix.com Ltd. (Israel)(b)	1,479	441,689
Workday, Inc., Class A(b)	11,972	2,806,237
Workiva, Inc.(b)(c)	1,789	232,159
Xperi Holding Corp.	79,972	1,661,018
Yext, Inc.(b)(c)	15,200	198,056
Zendesk, Inc.(b)	5,412	706,428
Zix Corp.(b)	26,335	195,142
Zoom Video Communications, Inc., Class A(b)(c)	1,663	628,780
Zscaler, Inc.(b)	1,096	258,557
Zuora, Inc., Class A(b)	15,526	268,445
		255,675,001
Materials-5.62%
Advanced Emissions Solutions, Inc.(b)	29,719	223,487
AdvanSix, Inc.(b)	41,713	1,395,300
Alpha Metallurgical Resources, Inc.(b)	36,234	1,009,842
American Vanguard Corp.	33,473	552,639
Balchem Corp.	13,828	1,865,259
Caledonia Mining Corp. PLC (South Africa)(c)	14,832	188,515
Century Aluminum Co.(b)(c)	84,982	1,237,338
Chase Corp.	5,101	594,420
Clearwater Paper Corp.(b)	47,829	1,410,477
Cleveland-Cliffs, Inc.(b)(c)	195,226	4,880,650

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Coeur Mining, Inc.(b)(c)	129,609	$977,252
Eagle Materials, Inc.	23,011	3,251,914
Ferro Corp.(b)	99,311	2,065,669
Ferroglobe PLC(b)	181,489	1,096,194
Flotek Industries, Inc.(b)	104,011	182,019
Forterra, Inc.(b)	33,250	784,367
FutureFuel Corp.	46,370	394,145
GCP Applied Technologies, Inc.(b)	58,506	1,360,264
Glatfelter Corp.	60,640	923,547
Gold Resource Corp.	96,773	204,191
Greif, Inc., Class A	68,615	4,159,441
Hawkins, Inc.	23,141	840,250
Haynes International, Inc.	25,943	978,829
Hecla Mining Co.(c)	322,664	2,158,622
Ingevity Corp.(b)	36,226	3,077,036
Innospec, Inc.	24,304	2,149,689
Intrepid Potash, Inc.(b)	12,786	387,416
Kaiser Aluminum Corp.	19,825	2,412,306
Koppers Holdings, Inc.(b)	54,798	1,682,847
Kraton Corp.(b)	79,813	3,048,058
Kronos Worldwide, Inc.(c)	48,147	669,725
Livent Corp.(b)(c)	70,730	1,379,942
LSB Industries, Inc.(b)	67,859	597,159
Materion Corp.	23,555	1,680,885
McEwen Mining, Inc. (Canada)(b)	360,185	432,222
Mercer International, Inc. (Germany)	78,016	907,326
Mesabi Trust	7,672	266,679
Minerals Technologies, Inc.	46,114	3,699,265
Myers Industries, Inc.	43,220	915,400
Neenah, Inc.	31,404	1,578,679
NewMarket Corp.	7,671	2,423,346
Olympic Steel, Inc.	12,125	365,205
Orion Engineered Carbons S.A. (Germany)(b)	123,740	2,237,219
PQ Group Holdings, Inc.	70,110	1,090,912
Quaker Chemical Corp.	5,519	1,389,353
Ranpak Holdings Corp.(b)	13,791	353,325
Rayonier Advanced Materials, Inc.(b)	179,344	1,250,028
Resolute Forest Products, Inc.	109,220	1,304,087
Royal Gold, Inc.	33,867	4,115,518
Ryerson Holding Corp.(b)	55,674	875,752
Schnitzer Steel Industries, Inc., Class A	59,173	3,101,849
Schweitzer-Mauduit International, Inc., Class A	54,574	2,146,395
Sensient Technologies Corp.	42,094	3,669,755
Southern Copper Corp. (Peru)	40,630	2,666,953
Stepan Co.	23,884	2,817,118
SunCoke Energy, Inc.	243,895	1,885,308
TimkenSteel Corp.(b)(c)	102,283	1,363,432
Tredegar Corp.	68,253	892,067
Tronox Holdings PLC, Class A	106,209	1,957,432
UFP Technologies, Inc.(b)	7,400	442,372
United States Lime & Minerals, Inc.	1,388	192,932
Universal Stainless & Alloy Products, Inc.(b)	17,967	202,488
US Concrete, Inc.(b)(c)	39,626	2,885,169
Valvoline, Inc.	141,240	4,333,243
Venator Materials PLC(b)	149,780	474,803
Verso Corp., Class A	103,650	1,971,423
W.R. Grace & Co.	50,388	3,507,005
Worthington Industries, Inc.	43,058	2,754,420
		110,288,174
Real Estate-7.32%
Acadia Realty Trust	164,337	3,516,812
	Shares	Value
Real Estate-(continued)
Agree Realty Corp.	30,758	$2,311,464
Alexander & Baldwin, Inc.	111,581	2,233,852
Alexander’s, Inc.(c)	3,028	844,327
Altisource Portfolio Solutions S.A.(b)	18,444	170,423
American Assets Trust, Inc.	73,547	2,716,091
American Finance Trust, Inc.	185,251	1,569,076
Americold Realty Trust	90,951	3,533,446
Apartment Investment & Management Co.	215,154	1,497,472
Armada Hoffler Properties, Inc.	79,756	1,036,828
Ashford Hospitality Trust, Inc.(b)(c)	18,481	299,392
Bluerock Residential Growth REIT, Inc.(c)	60,351	770,682
Braemar Hotels & Resorts, Inc.(b)(c)	98,907	504,426
Broadstone Net Lease, Inc.(c)	30,372	790,279
BRT Apartments Corp.	11,681	205,235
CareTrust REIT, Inc.	76,256	1,839,295
CatchMark Timber Trust, Inc., Class A	63,688	744,513
Cedar Realty Trust, Inc.	29,286	486,148
Centerspace	20,319	1,828,710
Chatham Lodging Trust(b)	102,109	1,253,898
City Office REIT, Inc.	98,657	1,269,716
Community Healthcare Trust, Inc.	11,243	560,239
CorEnergy Infrastructure Trust, Inc.(c)	118,117	644,919
CorePoint Lodging, Inc.(b)	39,250	527,520
CoreSite Realty Corp.	22,635	3,128,383
CTO Realty Growth, Inc.(c)	7,508	421,874
Cushman & Wakefield PLC(b)(c)	211,991	3,957,872
Diversified Healthcare Trust	451,338	1,760,218
Easterly Government Properties, Inc.	87,496	1,986,159
EastGroup Properties, Inc.	22,346	3,937,812
Empire State Realty Trust, Inc., Class A(c)	290,708	3,322,792
Essential Properties Realty Trust, Inc.	70,896	2,112,701
Farmland Partners, Inc.	33,956	427,846
Forestar Group, Inc.(b)	21,893	448,150
Four Corners Property Trust, Inc.	54,069	1,552,321
Franklin Street Properties Corp.	137,541	717,964
FRP Holdings, Inc.(b)	6,512	391,566
Getty Realty Corp.	41,827	1,321,315
Gladstone Commercial Corp.	41,531	962,689
Gladstone Land Corp.(c)	14,953	348,704
Global Medical REIT, Inc.	35,020	544,911
Global Net Lease, Inc.	160,038	2,955,902
Hersha Hospitality Trust(b)	115,105	1,083,138
Independence Realty Trust, Inc.(c)	122,901	2,369,531
Industrial Logistics Properties Trust	97,694	2,647,507
Innovative Industrial Properties, Inc.(c)	2,203	473,623
iStar, Inc.(c)	83,559	2,024,635
Kennedy-Wilson Holdings, Inc.	167,975	3,391,415
Kite Realty Group Trust	141,843	2,859,555
LTC Properties, Inc.	45,073	1,706,013
Mack-Cali Realty Corp.(b)	209,454	3,770,172
Marcus & Millichap, Inc.(b)	24,072	957,825
Monmouth Real Estate Investment Corp.	77,760	1,480,550
National Health Investors, Inc.	45,979	3,137,147
National Storage Affiliates Trust	32,400	1,755,108
New Senior Investment Group, Inc.	163,665	1,508,991
Newmark Group, Inc., Class A	146,133	1,882,193
NexPoint Residential Trust, Inc.	21,885	1,290,121
Office Properties Income Trust	74,320	2,153,794
One Liberty Properties, Inc.	24,339	744,530
Pennsylvania REIT(b)(c)	783,884	1,591,284
Plymouth Industrial REIT, Inc.	14,432	333,091
PotlatchDeltic Corp.	61,265	3,182,104

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Preferred Apartment Communities, Inc., Class A	157,512	$1,660,176
PS Business Parks, Inc.	16,412	2,522,032
QTS Realty Trust, Inc., Class A(c)	40,161	3,120,911
RE/MAX Holdings, Inc., Class A	16,049	550,481
Redfin Corp.(b)(c)	6,996	409,756
Retail Opportunity Investments Corp.	181,132	3,200,602
Retail Value, Inc.	39,139	956,557
Rexford Industrial Realty, Inc.(c)	60,213	3,704,304
RMR Group, Inc. (The), Class A	15,644	613,870
RPT Realty	166,331	2,119,057
Safehold, Inc.(c)	4,679	422,607
Saul Centers, Inc.	19,645	895,812
Seritage Growth Properties, Class A, (Acquired 02/10/2017 - 03/19/2021; Cost $2,242,476)(b)(c)(d)	75,770	1,202,470
St. Joe Co. (The)	7,380	334,093
Summit Hotel Properties, Inc.(b)(c)	265,880	2,395,579
Tanger Factory Outlet Centers, Inc.	232,957	3,999,872
Tejon Ranch Co.(b)	22,511	410,375
Terreno Realty Corp.	37,085	2,535,131
UMH Properties, Inc.	39,771	925,869
Universal Health Realty Income Trust	10,112	604,192
Urban Edge Properties(c)	196,095	3,725,805
Urstadt Biddle Properties, Inc.	4,748	79,716
Urstadt Biddle Properties, Inc., Class A	62,299	1,188,042
Washington REIT	148,282	3,601,770
Whitestone REIT	92,782	821,121
		143,796,469
Utilities-1.49%
American States Water Co.	25,549	2,256,488
Artesian Resources Corp., Class A	8,573	335,033
Atlantica Sustainable Infrastructure PLC (Spain)(c)	90,015	3,578,996
California Water Service Group	40,588	2,544,056
Chesapeake Utilities Corp.	15,578	1,940,863
Clearway Energy, Inc., Class A	34,678	934,572
Clearway Energy, Inc., Class C(c)	84,604	2,426,443
Consolidated Water Co. Ltd. (Cayman Islands)	21,222	269,095
	Shares	Value
Utilities-(continued)
MGE Energy, Inc.	33,640	$2,627,957
Middlesex Water Co.	10,107	1,028,286
Northwest Natural Holding Co.	57,602	3,012,009
Ormat Technologies, Inc.(c)	20,557	1,433,645
Otter Tail Corp.	48,812	2,479,161
SJW Group	25,192	1,736,484
Spark Energy, Inc., Class A(c)	29,560	329,003
Sunnova Energy International, Inc.(b)(c)	10,921	416,090
Unitil Corp.	27,314	1,445,457
York Water Co. (The)	8,446	407,604
		29,201,242
Total Common Stocks & Other Equity Interests (Cost $1,590,445,737)		1,962,325,730
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $2,004,290)	2,004,290	2,004,290
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,592,450,027)		1,964,330,020
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.65%
Invesco Private Government Fund, 0.02%(g)(h)(i)	78,220,615	78,220,615
Invesco Private Prime Fund, 0.12%(g)(h)(i)	189,713,878	189,789,765
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $268,010,378)		268,010,380
TOTAL INVESTMENTS IN SECURITIES-113.69% (Cost $1,860,460,405)		2,232,340,400
OTHER ASSETS LESS LIABILITIES-(13.69)%		(268,838,295)
NET ASSETS-100.00%		$1,963,502,105

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The aggregate value of these securities at July 31, 2021 was $6,427,974, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,985,046	$(16,980,756)	$-	$-	$2,004,290	$84
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	89,270,144	78,199,718	(89,249,247)	-	-	78,220,615	2,655*
Invesco Private Prime Fund	141,140,047	191,776,821	(143,127,103)	-	-	189,789,765	45,865*
Total	$230,410,191	$288,961,585	$(249,357,106)	$-	$-	$270,014,670	$48,604

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$130,672,389	$-	$-	$130,672,389
Money Market Funds	124,135	6,528,143	-	6,652,278
Total Investments	$130,796,524	$6,528,143	$-	$137,324,667
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,295,456,680	$-	$-	$5,295,456,680
Preferred Stocks	23	-	-	23
Money Market Funds	2,745,028	118,517,251	-	121,262,279
Total Investments	$5,298,201,731	$118,517,251	$-	$5,416,718,982
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,961,022,531	$-	$1,303,199	$1,962,325,730
Money Market Funds	2,004,290	268,010,380	-	270,014,670
Total Investments	$1,963,026,821	$268,010,380	$1,303,199	$2,232,340,400